CALVERT
VARIABLE
SERIES,  INC.

CALVERT
SOCIAL
PORTFOLIOS


ANNUAL  REPORT
DECEMBER  31,  1999

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  MONEY  MARKET  PORTFOLIO

MANAGED  BY  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.

DEAR  INVESTOR:

1999 MARKED A YEAR OF INCREASING RATES FOR FIXED INCOME MARKET PARTICIPANTS. AT THE START OF THE YEAR, INTEREST RATES WERE NEAR LOWS, AND THE MARKET EXPECTED THE FEDERAL RESERVE TO HOLD THE FED FUNDS RATE STEADY AT 4.75%. WHILE THE ECONOMY WAS GROWING RAPIDLY, FINANCIAL DIFFICULTIES ABROAD KEPT THE US MARKETS AS THE SAFE HAVEN. PAYDOWNS IN TREASURY FINANCING NEEDS MEANT LOW SUPPLY AND KEPT DOWNWARD PRESSURE ON YIELDS. INSTABILITY IN FOREIGN ECONOMIES, NAMELY ASIA, MEXICO AND BRAZIL, WERE EXPECTED TO CONTINUE AND KEEP US RATES LOW.

THE  INVESTMENT  CLIMATE
BY SUMMER IT WAS CLEAR THAT THE ECONOMY WAS HEATING UP AND THAT FOREIGN CONCERNS WERE DISSIPATING. FED CHAIRMAN GREENSPAN BEGAN MAKING PUBLIC REMARKS ABOUT INFLATION CONCERNS. THE FED EMBARKED ON WHAT WOULD TURN OUT TO BE THREE RATE HIKES. LABOR MARKETS BECAME TIGHTER AND TIGHTER, UNEMPLOYMENT DROPPED TO NEW LOWS, THE STOCK MARKETS HIT ALL TIME HIGHS, AND PURCHASING ON THE CONSUMER AND MANUFACTURING LEVELS SOARED. WHILE SOME FELT THAT THIS INCREASE COULD BE OFFSET WITH GAINS IN PRODUCTIVITY, THE MARKETS BECAME MORE CONVINCED THAT INFLATION WOULD BECOME A PROBLEM.

RATE HIKES OF 25 BASIS POINTS OCCURRED IN JUNE, AUGUST AND NOVEMBER. THE FED ALSO STARTED A NEW POLICY OF ANNOUNCING THEIR INTENTIONS FOR THE NEXT MEETING. INTERPRETATION OF THE WORDING VARIED GREATLY AND CAUSED SOME VOLATILITY IN SHORT RATES RATHER THAN INCREASING STABILITY AS THE FED HAD INTENDED. THE ENTIRE TREASURY YIELD CURVE FLATTENED WITH SHORT RATES INCREASING FASTER THAN LONG BOND RATES.

THE FOURTH QUARTER OF THE YEAR WAS DOMINATED BY Y2K CONCERNS. MARKET PARTICIPANTS WORRIED THAT THERE COULD BE A RUSH ON BANKS AND THAT INDIVIDUALS WOULD PULL SIGNIFICANT AMOUNTS OF MONEY OUT OF MUTUAL FUNDS. ISSUERS BECAME WORRIED ABOUT LIQUIDITY AND ATTEMPTED TO ENTICE INVESTORS INTO OBLIGATIONS MATURING IN THE NEW YEAR. RATES SPIKED TO LEVELS NOT SEEN IN YEARS. THE FED, HOWEVER, INJECTED LARGE AMOUNTS OF LIQUIDITY INTO THE BANKING SYSTEM AND EFFECTIVELY MANAGED TO ALLAY FEARS OF A SHORTFALL IN CASH. INVESTORS DID NOT PANIC AS FEARED AND THE MARKETS ENJOYED A QUIET CLOSE TO THE YEAR.

PERFORMANCE  AND  STRATEGY
FOR THE YEAR ENDED DECEMBER 31, 1999, YOUR PORTFOLIO RETURNED 4.82% VS 3.66% FOR THE LIPPER VARIABLE ANNUITY MONEY MARKET INDEX.

THE PORTFOLIO INVESTS HEAVILY IN VARIABLE RATE DEMAND NOTES BACKED BY LETTERS OF CREDIT FROM COMMERCIAL BANKS. THESE SECURITIES RESET THEIR RATES FREQUENTLY, WHICH MEANS THE FUND REALIZED THE BENEFITS OF RAISING RATES. OVER THE LAST YEAR THE PORTFOLIO HAS KEPT ITS AVERAGE DAYS TO MATURITY SHORTER THAN MOST MONEY
MARKET  FUNDS.  WITH  THE  SHARP  RISE IN RATES AND OUR CONTINUED EXPECTATION OF
HIGHER  RATES,  THIS  HAS  PROVEN  TO  BE  AN  EFFECTIVE  STRATEGY.

OUTLOOK
WE BELIEVE THAT INFLATION CONCERNS WILL CONTINUE TO PLAGUE THE MARKETS AND FORCE THE FED TO RAISE RATES AT LEAST ONE MORE TIME THIS YEAR. THE ECONOMY CONTINUES TO GROW, CONSUMERS CONTINUE TO PURCHASE, CREDIT CARD DEBT IS RISING AND LABOR MARKETS ARE VERY TIGHT. WITH THE STOCK MARKET AT HIGH LEVELS, THE AVAILABILITY OF JOBS, AND HIGH CONSUMER CONFIDENCE, HIGHER RATES APPEAR A CERTAINTY. THE FED WILL MOST LIKELY RAISE RATES AGAIN IN FEBRUARY AND SEE IF THE ECONOMY SLOWS DOWN TO A SUSTAINABLE LEVEL. IF NO SIGNIFICANT SLOWDOWN IS SEEN, ANOTHER RATE HIKE LATER IN THE FIRST HALF OF THE YEAR IS LIKELY. THE RISK HOWEVER REMAINS WITH THE STOCK MARKET. A SIGNIFICANT DECLINE IN STOCK MARKET PRICES COULD FORCE A FLIGHT TO QUALITY, CAUSING A RALLY IN SHORT-TERM FIXED INCOME MARKETS.




SINCERELY,




LAURIE  WEBSTER
CALVERT  ASSET  MANAGEMENT  COMPANY
JANUARY  24,  2000

CALVERT SOCIAL MONEY MARKET PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO THE BOARD OF DIRECTORS OF CALVERT VARIABLE SERIES, INC. AND SHAREHOLDERS OF CALVERT SOCIAL MONEY MARKET PORTFOLIO:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES, INCLUDING THE SCHEDULE OF INVESTMENTS, AND THE RELATED STATEMENT OF OPERATIONS, STATEMENT OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT SOCIAL MONEY MARKET PORTFOLIO, (ONE OF THE PORTFOLIOS COMPRISING CALVERT VARIABLE SERIES, INC., HEREINAFTER REFERRED TO AS THE "FUND"), AT DECEMBER 31, 1999, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS INDICATED THEREIN, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  4,  2000

MONEY  MARKET  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

TAXABLE  VARIABLE  RATE                              PRINCIPAL
DEMAND  NOTES  -  65.6%                               AMOUNT            VALUE
ALABAMA  STATE  IDA,  MITCHELL  GROCERY,  5.85%,  5/1/10,
     LOC:  REGIONS  BANK  *                          $185,000         $185,000
ALABAMA  STATE  IDA,  SIMCALA,  INC.,  6.00%,  12/1/19,
     LOC:  BANK  OF  AMERICA  *                       460,000          460,000
AMERICAN  BAPTIST  HOMES  COPS,  6.10%,  10/1/27,
     LOC:  BANQUE  NATIONAL  DE  PARIS  *              47,000           47,000
ASPEN  INSTITUTE,  INC.,  6.1038%,  12/1/04,
     LOC:  ALLFIRST  BANK  *                          300,000          300,000
BEL  AIR, LLC., 6.00%, 12/1/15, LOC: AMSOUTH BANK *    410,000         410,000
BETTERS  GROUP  LP.,  6.00%,  2/1/12,  LOC:  CENTURY  NATIONAL
     BANK  AND TRUST, CONFIRMING LOC: MELLON BANK *    430,000         430,000
BLOUNT  STRANGE  REALTY  HOLDINGS,  LLC.,  6.00%,  7/1/16,
     LOC:  REGIONS  BANK  *                            485,000         485,000
BOTSFORD  GENERAL  HOSPITAL,  5.95%,  2/15/27,
     LOC:  MICHIGAN  NATIONAL  *                       650,000         650,000
COLORADO  HEALTH  FACILITIES  AUTHORITY  REVENUE,  6.75%,  2/1/25,
     LOC:  KREDIETBANK  *                              460,000         460,000
HEALTH  MIDWEST  VENTURES  GROUP,  6.60%,  8/1/19,
     LOC:  BANK  OF  AMERICA  *                        800,000         800,000
HEALTHTRACK  SPORTS  AND  WELLNESS,  6.60%,  2/15/27,
     LOC:  AMERICAN  NATIONAL  BANK  &  TRUST  *       600,000         600,000
IPC  INDUSTRIES,  INC.,  6.00%,  10/1/11,
     LOC:  NATIONAL  BANK  OF  CANADA  *               310,000         310,000
MONTGOMERY  COUNTY,  KENTUCKY  INDUSTRIAL  DEVELOPMENT  REVENUE,
     FINEBLANKING PROJECT, 6.00%, 8/1/06, LOC: FLEET BANK *
                                                       189,000         189,000
NEW  BRITAIN  CONNECTICUT  REVENUE,  5.70%,  2/1/00,  LOC:  AMBAC  *
                                                       600,000         599,820
NEW  JERSEY  ECONOMIC  DEVELOPMENT  AUTHORITY  REVENUE,
     6.20%,  11/1/06,  LOC:  FIRST  UNION  BANK  *     360,000         360,000
PHYSICIANS  PLUS  MEDICAL  GROUP, 6.75%, 8/1/16, LOC: LASALLE BANK *
                                                       600,000         600,000
SAULT  STE  MARIE,  MICHIGAN,  6.47125%,  6/1/03,
     LOC:  FIRST  AMERICA  BANK,  MI  *                175,000         175,000
ST.  JOSEPH  COUNTY  ECONOMIC  DEVELOPMENT  REVENUE,
     6.10%,  6/1/27,  LOC:  FHLB  -  INDIANAPOLIS *    925,000         925,000
ST.  PAUL,  MINNESOTA  HOUSING  AND  REDEVELOPMENT  AUTHORITY,
     6.50%,  3/1/18,  LOC:  CREDIT LOCAL D FRANCE *    580,000         580,000
ST.  PAUL,  MINNESOTA  PORT  IDA,  6.50%,  6/1/11,
     LOC:  US  BANK  -  NATIONAL  ASSN.  *             250,000         250,000
SOUTH  CENT  COMMUNICATIONS  CORP.,  6.60%,  6/1/13,
     LOC:  CITIZENS  NATIONAL  BANK, CONFIRMING LOC: SUNTRUST BANK *
                                                       380,000         380,000
W.L.  PETREY  WHOLESALE,  INC.,  INDUSTRIAL  DEVELOPMENT,
     6.00%,  3/1/11,  LOC:  SOUTHTRUST  BANK,  AL *    345,000         345,000
WASHINGTON  STATE  HOUSING  FINANCE  AUTHORITY,  GLENBROOK
     APARTMENTS,  6.50%,  7/1/29,  LOC:  BANK ONE *    600,000         600,000
WAUKESHA  HEALTH  SYSTEM,  INC.,  6.45%,  8/15/26,
     LOC:  BANK  OF  AMERICA  *                        600,000         600,000

          TOTAL  TAXABLE  VARIABLE  RATE  DEMAND  NOTES  (COST  $10,740,820)
                                                                    10,740,820

                                                      PRINCIPAL
CORPORATE  OBLIGATIONS  -  6.8%                       AMOUNT           VALUE
FLEET  FINANCIAL  GROUP,  INC.,  7.125%,  7/1/16        $170,000      $170,753
JEFFERSON-PILOT  CORP.,  5.70%,  2/3/00                  500,000       497,388
NATIONSBANK  CORP.,  5.375%,  4/15/00                    245,000       244,682
NORWEST  FINANCIAL,  INC.,  5.125%,  4/15/00             200,000       199,668

          TOTAL  CORPORATE OBLIGATIONS (COST $1,112,491)              1,112,491

U.S.  GOVERNMENT  AGENCIES  AND
INSTRUMENTALITIES  -  16.6%
FEDERAL  FARM  CREDIT  BANK,  5.18%,  2/4/00            150,000        149,266
FEDERAL  HOME  LOAN  BANK,  5.60%,  5/12/00             295,000        288,943
FEDERAL  HOME  LOAN  MORTGAGE  CORP., 5.45%, 2/7/00     500,000        497,199
FEDERAL  HOME  LOAN  MORTGAGE  CORP., 5.57%, 2/9/00     413,000        410,508
FEDERAL  HOME  LOAN  MORTGAGE CORP., 5.59%, 2/24/00     140,000        138,826
FEDERAL  HOME  LOAN  MORTGAGE  CORP., 5.20%, 4/4/00     250,000        246,606
FEDERAL  HOME  LOAN  MORTGAGE CORP., 5.60%, 6/28/00     480,000        466,635
FEDERAL  NATIONAL  MORTGAGE  ASSN.,  5.63%,  4/6/00     285,000        280,721
FEDERAL  NATIONAL  MORTGAGE  ASSN.,  5.22%, 6/15/00     250,000        243,982

          TOTAL  U.S.  GOVERNMENT  AGENCIES  AND  INSTRUMENTALITIES
          (COST  $2,722,686)                                         2,722,686

MUNICIPAL  OBLIGATIONS  -  9.3%
CALIFORNIA  STATEWIDE  COMMUNITY  DEVELOPMENT  AUTHORITY
     MFH  REVENUE,  6.25%,  7/1/27,  LOC:  SANWA  BANK,
     CONFIRMING  LOC: CALIFORNIA STATE TEACHER'S RETIREMENT SYSTEM *
                                                        280,000        280,000
HEALTH  INSURANCE  PLAN  GREATER  NY  REVENUE,  6.00%,  7/1/16,500,000
     LOC:  MORGAN  GUARANTY  TRUST  *                   500,000        500,000
MARICOPA  COUNTY  IDA  REVENUE,  6.00%,  2/1/29,
     LOC:  BANQUE  NATIONAL  DE  PARIS *             390,000           390,000
VIRGINIA  STATE  HOUSING  DEVELOPMENT  AUTHORITY,  5.87%,  7/1/07,
     BPA:  BAYER  HYPOBANK  *                         20,000            20,000
VIRGINIA  STATE  HOUSING  DEVELOPMENT  AUTHORITY,  5.80%,  1/1/47,
     GA:  VIRGINIA  HOUSING DEVELOPMENT AUTHORITY *      335,000       335,000

          TOTAL  MUNICIPAL OBLIGATIONS (COST $1,525,000)              1,525,000

               TOTAL  INVESTMENTS  (COST  $16,100,997)  -  98.3%     16,100,997
               OTHER  ASSETS  AND  LIABILITIES, NET - 1.7%              286,125
               NET  ASSETS  -  100%                                 $16,387,122





* OPTIONAL TENDER FEATURES GIVE THESE SECURITIES A SHORTER EFFECTIVE MATURITY DATE.

EXPLANATION  OF  GUARANTEES:     ABBREVIATIONS:
BPA:  BOND-PURCHASE  AGREEMENT     COPS:  CERTIFICATES  OF  PARTICIPATION
GA:  GUARANTY  AGREEMENT     IDA: INDUSTRIAL DEVELOPMENT AUTHORITY
LOC: LETTER  OF  CREDIT

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENT  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  1999

ASSETS
INVESTMENTS  IN  SECURITIES,  AT  VALUE  -  SEE  ACCOMPANYING  PORTFOLIO
                                                                    $16,100,997
CASH                                                                    218,468
INTEREST  RECEIVABLE                                                     81,632
OTHER  ASSETS                                                               353
     TOTAL  ASSETS                                                   16,401,450

LIABILITIES
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.                   7,228
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY                   2,187
PAYABLE  TO  CALVERT  SHAREHOLDER  SERVICES,  INC.                          174
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                                4,739
     TOTAL  LIABILITIES                                                  14,328
          NET  ASSETS                                               $16,387,122

NET  ASSETS  CONSIST  OF:
PAR  VALUE  AND  PAID-IN  CAPITAL  APPLICABLE  TO  16,391,693  SHARES  OF COMMON
     STOCK  OUTSTANDING;  $0.01  PAR  VALUE,  2,000,000,000  SHARES  AUTHORIZED
                                                                     $16,387,118
UNDISTRIBUTED  NET  INVESTMENT  INCOME                                        10
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS                    (6)

          NET  ASSETS                                                $16,387,122

          NET  ASSET  VALUE  PER  SHARE                                    $1.00



SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENT  OF  OPERATIONS
YEAR  ENDED  DECEMBER  31,  1999


NET  INVESTMENT  INCOME
INVESTMENT  INCOME
     INTEREST  INCOME                                                $832,025
          TOTAL  INVESTMENT  INCOME                                  832,025

EXPENSES
     INVESTMENT  ADVISORY  FEE                                         50,712
     TRANSFER  AGENCY  FEES  AND  EXPENSES                              4,682
     ADMINISTRATIVE  SERVICES  FEES                                    20,957
     ACCOUNTING  FEES                                                   9,260
     DIRECTORS'  FEES  AND  EXPENSES                                    3,422
     CUSTODIAN  FEES                                                   11,556
     REPORTS  TO  SHAREHOLDERS                                          1,407
     PROFESSIONAL  FEES                                                 1,357
     MISCELLANEOUS                                                        129
          TOTAL  EXPENSES                                             103,482
          FEES  PAID  INDIRECTLY                                      (4,184)
               NET  EXPENSES                                           99,298

                    NET  INVESTMENT  INCOME                          732,727

REALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS                             (6)

                    INCREASE  (DECREASE)  IN  NET  ASSETS
                    RESULTING  FROM  OPERATIONS                     $732,721




SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                               YEAR  ENDED     YEAR  ENDED
                                           DECEMBER  31,     DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS         1999                  1998
OPERATIONS
     NET  INVESTMENT  INCOME                    $732,727        $489,926
     NET  REALIZED  GAIN  (LOSS)                     (6)              --

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS            732,721         489,926

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  INVESTMENT  INCOME                   (733,026)       (490,032)

CAPITAL  SHARE  TRANSACTIONS
     SHARES  SOLD                             40,553,397      31,692,032
     REINVESTMENT  OF  DISTRIBUTIONS             731,494         488,559
     SHARES  REDEEMED                       (36,102,457)    (27,217,376)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS  5,182,434       4,963,215

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS   5,182,129       4,963,109

NET  ASSETS
BEGINNING  OF  YEAR                           11,204,993       6,241,884
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  OF $10 AND $309, RESPECTIVELY)  $16,387,122     $11,204,993

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                  40,553,397      31,692,032
REINVESTMENT  OF  DISTRIBUTIONS                  731,494         488,559
SHARES  REDEEMED                            (36,102,457)    (27,217,376)
     TOTAL  CAPITAL  SHARE  ACTIVITY           5,182,434       4,963,215


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  --  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL MONEY MARKET PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: ALL SECURITIES ARE VALUED AT AMORTIZED COST, WHICH APPROXIMATES MARKET.
REPURCHASE AGREEMENTS: THE PORTFOLIO MAY ENTER INTO REPURCHASE AGREEMENTS WITH RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE
RECORDED  ON  AN  ACCRUAL  BASIS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE ACCRUED DAILY AND PAID MONTHLY. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.
NOTE  B  --  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE
SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVED A MONTHLY FEE BASED ON AN ANNUAL RATE OF .50% THROUGH FEBRUARY 28, 1999, AND EFFECTIVE MARCH 1, 1999, RECEIVES A FEE OF .30%, BASED ON THE PORTFOLIO'S AVERAGE DAILY NET ASSETS.
CALVERT ADMINISTRATIVE SERVICES COMPANY, INC., AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF .20% OF THE AVERAGE DAILY NET ASSETS OF THE PORTFOLIO. THE ADMINISTRATIVE SERVICE FEE WAS INITIATED ON MARCH 1, 1999.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI
RECEIVED A FEE OF $1,678 FOR THE YEAR ENDED DECEMBER 31, 1999. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT. FOR THE PERIOD ENDED JUNE 30,1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $750 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $3,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. EFFECTIVE JULY 1, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE
ALLOCATED  TO  EACH  OF  THE  PORTFOLIOS  SERVED.
NOTE  C  --  INVESTMENT  ACTIVITY
THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999, WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES.
AS A CASH MANAGEMENT PRACTICE, THE PORTFOLIO MAY SELL OR PURCHASE SHORT-TERM VARIABLE RATE DEMAND NOTES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR. ALL TRANSACTIONS ARE EXECUTED AT INDEPENDENTLY DERIVED PRICES.
NET REALIZED CAPITAL LOSS CARRYFORWARD FOR FEDERAL INCOME TAX PURPOSES, OF $6 AT DECEMBER 31, 1999 MAY BE UTILIZED TO OFFSET FUTURE CAPITAL GAINS UNTIL EXPIRATION IN DECEMBER 2007.
NOTE  D  --  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.

MONEY  MARKET  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                   YEARS  ENDED
                                 DECEMBER  31,    DECEMBER  31,    DECEMBER  31,
                                        1999              1998              1997
NET  ASSET  VALUE,  BEGINNING          $1.00             $1.00             $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME            .047              .050              .051
 TOTAL  FROM  INVESTMENT  OPERATIONS    .047              .050              .051
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME           (.047)           (.050)            (.051)
TOTAL INCREASE (DECREASE)IN NET ASSET VALUE
                                          --               --                 --
NET  ASSET  VALUE,  ENDING             $1.00            $1.00              $1.00

TOTAL  RETURN                           4.82%            5.14%             5.20%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME            4.72%            5.01%             5.10%
     TOTAL  EXPENSES                     .67%             .66%              .69%
     EXPENSES  BEFORE  OFFSETS           .67%             .66%              .69%
     NET  EXPENSES                       .64%             .63%              .59%
NET  ASSETS,  ENDING  (IN  THOUSANDS)$16,387           $11,205            $6,242




                                                       YEARS  ENDED
                                                 DECEMBER  31,     DECEMBER  31,
                                                         1996               1995
NET  ASSET  VALUE,  BEGINNING                           $1.00              $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                             .048               .055
          TOTAL  FROM  INVESTMENT  OPERATIONS           .048                .055
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                           (.048)             (.055)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE        --                  --
NET  ASSET  VALUE,  ENDING                              $1.00              $1.00

TOTAL  RETURN                                            4.95%             5.37%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                             4.82%             5.23%
     TOTAL  EXPENSES                                      .75%              .66%
     EXPENSES  BEFORE  OFFSETS                            .75%              .66%
     NET  EXPENSES                                        .62%              .59%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                   $4,378            $5,129

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  SMALL  CAP  GROWTH  PORTFOLIO

MANAGED  BY  AWAD  ASSET  MANAGEMENT,  INC.

DEAR  INVESTOR:


1999 HAS BEEN A TRYING YEAR FOR SMALL-CAP INVESTORS. WHILE WE HAD GOOD, GROWING COMPANIES WITHIN OUR PORTFOLIO, THESE WERE LARGELY IGNORED AS INVESTORS SWITCHED MONEY OUT OF OUR SECTOR AND INTO THE MOMENTUM INTERNET SECTOR TO CHASE SHORT-TERM RESULTS. IN CONTRAST, THE THREE INTEREST RATE HIKES DURING THE YEAR HAD NEITHER A MATERIALLY POSITIVE NOR NEGATIVE IMPACT ON OUR PORTFOLIO. WE REMAIN BOTTOM-UP STOCK-PICKERS AND AS SUCH ARE LITTLE IMPACTED BY MODEST INTEREST RATE MOVEMENTS.
PERFORMANCE  AND  STRATEGY
THE FUND RETURNED 19.38% FOR THE YEAR ENDED DECEMBER 31, 1999 VS. THE RUSSELL 2000 INDEX TR WHICH RETURNED 21.26%. WHILE OUR GOAL IS NOT JUST TO MEET, BUT BEAT THE INDEX, WE ARE STILL ENCOURAGED BY PROGRESS WE MADE IN THE LATER PARTS OF THE YEAR. WITH ONLY OCCASIONAL EXCEPTIONS, INVESTOR FOCUS WAS DIRECTED WHOLLY AT LARGE CAP TECHNOLOGY AND INTERNET COMPANIES IN 1999, DURING WHICH TIME A SMALL NUMBER OF STOCKS DID EXTREMELY WELL, WHILE THE MAJORITY OF EQUITIES LAGGED SIGNIFICANTLY.

EARLY IN THE YEAR, ONLY A FEW INTERNET STOCKS DID WELL AND THE REST OF THE SMALL CAP MARKET SUFFERED. AS THE YEAR WENT ON TWO IMPORTANT THINGS HAPPENED: A DEGREE OF DIVERSITY RETURNED TO THE SMALL CAP WORLD AND WE UPGRADED OUR RESEARCH EFFORT TO ADD COMPANIES THAT ARE PART OF THE NEW INTERNET ECONOMY. WE WERE ABLE TO FIND SEVERAL GOOD INVESTMENTS WHICH, LIKE OUR HOLDINGS IN OTHER INDUSTRIES, REPRESENT GROWING COMPANIES SELLING AT A VALUE INVESTOR'S PRICE.

CVS  CALVERT  SOCIAL
SMALL  CAP  GROWTH  PORTFOLIO
COMPARISON  OF  CHANGE  IN
VALUE  OF  A  HYPOTHETICAL  $10,000  INVESTMENT.


[INSERT  LINE  GRAPH  HERE]











AVERAGE  ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
ONE  YEAR               19.38%
SINCE  INCEPTION         8.60%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

FOR COMPARISON PURPOSES, PORTFOLIO AND INDEX PERFORMANCE IS SHOWN FROM THE MONTH END DATE OF 3.31.95.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

NEW  SUBADVISOR  ASSUMED  MANAGEMENT  OF  THE  PORTFOLIO EFFECTIVE OCTOBER 1997.

DURING THE YEAR WE HAVE STEADFASTLY REMAINED TRUE TO OUR DISCIPLINE OF SEEKING GROWTH STOCKS TRADING AT VALUE PRICES. THE MARKET HARDLY FAVORED THIS STRATEGY IN 1999, BUT WE EXPECT FAIR TURNAROUND IN THE YEAR 2000. BEARING IN MIND OUT TIGHT VALUATION DISCIPLINE, WE ARE REASONABLY HAPPY WITH OUR RETURNS.

OUTLOOK
WHILE THE BUILDING BLOCKS OF THE BULL MARKET REMAIN IN PLACE AND SHOULD RESULT IN A FURTHER ADVANCEMENT IN STOCK PRICES, THERE IS A THREAT THAT A CORRECTION IN MOMENTUM OF STOCKS COULD CREATE A TRANSITORY DOWN PERIOD FOR EQUITIES IN GENERAL. LOOKING AT THE YEAR AS A WHOLE, WE EXPECT TO SEE BROADER AND MORE BALANCED MARKET GROWTH IN THE YEAR 2000, AND THIS SHOULD HELP PORTFOLIO PERFORMANCE.

SINCERELY,




JAMES  D.  AWAD
AWAD  ASSET  MANAGEMENT
JANUARY  24,  2000


CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE NEW VISION SMALL CAP FUND. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO THE BOARD OF DIRECTORS OF CALVERT VARIABLE SERIES, INC. AND SHAREHOLDERS OF CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES, INCLUDING THE SCHEDULE OF INVESTMENTS, AND THE RELATED STATEMENT OF OPERATIONS, STATEMENT OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO, (ONE OF THE PORTFOLIOS COMPRISING CALVERT VARIABLE SERIES, INC., HEREINAFTER REFERRED TO AS THE "FUND"), AT DECEMBER 31, 1999, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS INDICATED THEREIN, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  4,  2000

SMALL  CAP  GROWTH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

EQUITY  SECURITIES  -  88.6%                                 SHARES     VALUE
AGRICULTURAL  PRODUCTS  -  2.8%
CORN  PRODUCTS  INTERNATIONAL,  INC.                        3,800    $124,450

AIR  FREIGHT  -  2.6%
IRON  MOUNTAIN,  INC.                                       3,000     117,938

BANKS  -  3.2%
CAPITAL  CROSSING  BANK  *                                  5,000      62,500
NORTH  FORK  BANCORPORATION,  INC.                          4,500      78,750
                                                                      141,250

COMMUNICATIONS  EQUIPMENT  -  9.6%
AMERICAN  TOWER  CORP.,  CLASS  A  *                        4,500     137,531
C-CUBE  MICROSYSTEMS,  INC.  *                              2,400     149,400
RESEARCH  IN  MOTION  LTD.  *                               3,000     138,563
                                                                      425,494

COMPUTER  PERIPHERALS  -  4.4%
PRINTRONIX,  INC.  *                                        7,000     159,250
QUANTUM  CORP.  *                                           5,000      34,687
                                                                      193,937

COMPUTER  SOFTWARE  AND  SERVICES  -  10.9%
AUDIBLE,  INC.                                              4,500      67,500
BARRA,  INC.  *                                             4,000     127,000
ECLIPSYS  CORP  *                                           5,150     131,969
STERLING  SOFTWARE,  INC.  *                                5,000     157,500
                                                                      483,969

FINANCIAL  -  DIVERSIFIED  -  5.3%
DORAL  FINANCIAL  CORP.                                     9,300     114,506
INVESTORS  FINANCIAL  SERVICES  CORP.                       2,600     119,600
                                                                      234,106

ELECTRONICS  EQUIPMENT  -  7.1%
LTX  CORP          .                                        5,000     111,875
S3  INCORPORATED.                                           5,000      57,813
SILICON  STORAGE  TECHNOLOGY.                               3,500     144,375
                                                                      314,063

FOOD  -  2.2%
SMUCKER  (J.M.)  CO.,  CLASS  B                             6,000      97,500

HEALTH  CARE,  DRUGS  AND  PHARMACEUTICALS  -  2.0%
EMISPHERE  TECHNOLOGIES,  INC.  *                           3,000      90,188

HEALTH  CARE,  MEDICAL  PRODUCT  AND  SUPPLIES  -  2.9%
BECKMAN  COULTER,  INC.                                     2,500     127,187

EQUITY  SECURITIES  -  CONT'D     SHARES     VALUE
INSURANCE  -  LIFE/HEALTH  -  4.4%
ANNUITY  AND  LIFE  RE  HOLDINGS                            4,000    $104,500
PRESIDENTIAL  LIFE  CORP.                                   5,000      91,875
                                                                      196,375

INVESTMENT  MANAGEMENT  -  0.1%
EXCEL  LEGACY  CORP.  *                                     2,000       6,625


MANUFACTURING  -  DIVERSIFIED  -  0.5%
DANAHER  CORP.                                                500      24,125
LTC  HEALTHCARE,  INC.  *                                     400         800
                                                                       24,925

PHOTOGRAPHY  &  IMAGING  -  2.0%
ZEBRA  TECHNOLOGIES  CORP.,  CLASS  A  *                    1,500      87,750

PUBLISHING  -  11.3%
CUNNINGHAM  GRAPHICS  INTERNATIONAL,  INC.  *               1,000      13,937
HOUGHTON  MIFFLIN  CO.                                      3,650     153,984
PENTON  MEDIA,  INC.                                        8,000     192,000
WILEY  (JOHN)  &  SONS,  INC.,  CLASS  A                    8,600     144,050
                                                                      503,971

RETAIL  -  DISCOUNTERS  -  2.3%
BRADLEES,  INC.  *                                         12,000     102,000

RETAIL  -  SPECIALTY  -  0.4%
U.S.  VISION,  INC.  *                                      6,500      16,656

SERVICE  COMMERCIAL  AND  CONSUMERS  -  6.1%
NEW  HORIZONS  WORLDWIDE,  INC.  *                          8,750     103,906
TELETECH  HOLDINGS,  INC.  *                                5,000     168,516
                                                                      272,422

SERVICE  COMPUTER  SYSTEM  -  5.7%
COMDISCO,  INC.                                             5,000     186,250
HEALTH  MANAGEMENT  SYSTEMS,  INC.  *                      11,000      69,438
                                                                      255,688

SERVICES  -  DATA  PROCESSING  -  2.8%
NOVA  CORP.                                                 4,000     126,250

     TOTAL  EQUITY  SECURITIES  (COST  $3,120,905)                  3,942,744

          TOTAL  INVESTMENTS  (COST  $3,120,905) - 88.6%            3,942,744
          OTHER  ASSETS  AND  LIABILITIES,  NET  -  11.4%             506,736
          NET  ASSETS  -  100%                                     $4,449,480


*  NON INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS
INVESTMENTS IN SECURITIES, AT VALUE  - SEE ACCOMPANYING PORTFOLIO   $3,942,744
CASH                                                                   510,324
DIVIDENDS  RECEIVABLE                                                    1,384
OTHER  ASSETS                                                               75
     TOTAL  ASSETS                                                   4,454,527

LIABILITIES
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.                  3,058
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY                    891
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                               1,098
     TOTAL  LIABILITIES                                                  5,047
          NET  ASSETS                                               $4,449,480

NET  ASSETS  CONSIST  OF:
PAR  VALUE  AND  PAID-IN  CAPITAL  APPLICABLE  TO  335,221  SHARES  OF  COMMON
     STOCK  OUTSTANDING;  $0.01  PAR  VALUE,  1,000,000,000  SHARES  AUTHORIZED
                                                                    $4,018,228
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS            (390,587)
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS         821,839

          NET  ASSETS                                               $4,449,480

          NET  ASSET  VALUE  PER  SHARE                                 $13.27


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

SMALL  CAP  GROWTH  PORTFOLIO
STATEMENT  OF  OPERATIONS
YEAR  ENDED  DECEMBER  31,  1999

NET  INVESTMENT  INCOME
INVESTMENT  INCOME
     DIVIDEND  INCOME  (NET  OF FOREIGN TAXES WITHHELD OF $216)         $22,623
          TOTAL  INVESTMENT  INCOME                                      22,623

EXPENSES
     INVESTMENT  ADVISORY  FEE                                           27,062
     TRANSFER  AGENT  FEES  AND  EXPENSES                                 1,055
     ACCOUNTING  FEES                                                     6,835
     DIRECTORS'  FEES  AND  EXPENSES                                        716
     ADMINISTRATIVE  FEES                                                 6,835
     REGISTRATION  FEES                                                     174
     CUSTODIAN  FEES                                                      9,036
     REPORTS  TO  SHAREHOLDERS                                            2,147
     PROFESSIONAL  FEES                                                     336
     MISCELLANEOUS                                                          956
          TOTAL  EXPENSES                                                55,152
          FEES  PAID  INDIRECTLY                                       (14,827)
               NET  EXPENSES                                             40,325

                    NET  INVESTMENT  INCOME  (LOSS)                    (17,702)

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)                                           (130,377)
CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)                881,401

               NET  REALIZED  AND  UNREALIZED  GAIN
               (LOSS)  ON  INVESTMENTS                                  751,024

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS                             $733,322


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

SMALL  CAP  GROWTH  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                   YEAR  ENDED      YEAR  ENDED
                                                 DECEMBER 31,     DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                   1999               1998
OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)               ($17,702)             $4,843
     NET  REALIZED  GAIN  (LOSS)                        (130,377)     (267,053)
     CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
                                                     881,401             36,357

          INCREASE  (DECREASE) IN NET ASSETS
          RESULTING  FROM  OPERATIONS                733,322          (225,853)

DISTRIBUTIONS TO SHAREHOLDERS FROM
     NET INVESTMENT INCOME                            (1,634)           (3,209)
     NET REALIZED GAIN ON INVESTMENTS                     --           (44,479)
          TOTAL DISTRIBUTIONS                         (1,634)          (47,688)

CAPITAL  SHARE  TRANSACTIONS
     SHARES  SOLD                                  1,394,746          1,296,087
     REINVESTMENT  OF  DISTRIBUTIONS                   1,634             47,688
     SHARES  REDEEMED                            (1,304,404)        (1,590,837)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS       91,976            (247,062)

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS       823,664            (520,603)

NET  ASSETS
BEGINNING  OF  YEAR                              3,625,816            4,146,419
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
     OF  $0  AND  $1,634,  RESPECTIVELY)        $4,449,480           $3,625,816

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                       127,963              111,161
REINVESTMENT  OF  DISTRIBUTIONS                        124                4,383
SHARES  REDEEMED                                 (118,808)            (134,628)
     TOTAL  CAPITAL  SHARE  ACTIVITY                 9,279             (19,084)


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  --  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS. DIVIDENDS DECLARED ON SECURITIES SOLD SHORT ARE REPORTED AS AN EXPENSE. DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.
NOTE  B  --  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE
SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVED A MONTHLY FEE BASED ON AN ANNUAL RATE OF .90% THROUGH FEBRUARY 28, 1999, AND EFFECTIVE MARCH 1, 1999, RECEIVES A FEE OF .75%, BASED ON THE PORTFOLIO'S AVERAGE DAILY NET ASSETS.
CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY OF
 .10% THROUGH FEBRUARY 28, 1999, AND .25% EFFECTIVE MARCH 1, 1999, BASED ON THE PORTFOLIO'S AVERAGE DAILY NET ASSETS.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $228 FOR THE YEAR ENDED DECEMBER 31, 1999. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
FOR THE PERIOD ENDED JUNE 30, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $750 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $3,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. EFFECTIVE JULY 1, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE
ALLOCATED  TO  EACH  OF  THE  PORTFOLIOS  SERVED.
NOTE  C  --  INVESTMENT  ACTIVITY
DURING  THE  YEAR  PURCHASES  AND  SALES  OF  INVESTMENTS, OTHER THAN SHORT-TERM
SECURITIES,  WERE  $2,497,820  AND  $2,446,620,  RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED APPRECIATION AGGREGATED
$821,839, OF WHICH $986,759 RELATED TO APPRECIATED SECURITIES AND $164,920 RELATED TO DEPRECIATED SECURITIES.
NET REALIZED CAPITAL LOSS CARRYFORWARDS FOR FEDERAL INCOME TAX PURPOSES, OF $263,528 AND $128,940 AT DECEMBER 31, 1999 MAY BE UTILIZED TO OFFSET FUTURE CAPITAL GAINS UNTIL EXPIRATION IN DECEMBER 2006 AND 2007, RESPECTIVELY.
NOTE  D  --  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.

TAX  INFORMATION  (UNAUDITED)
FOR CORPORATE SHAREHOLDERS OF THE PORTFOLIO, A TOTAL OF 100% OF THE ORDINARY DIVIDENDS PAID DURING THE TAXABLE YEAR ENDING DECEMBER 31, 1999 QUALIFY FOR THE DIVIDENDS RECEIVED DEDUCTION.

SMALL  CAP  GROWTH  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                      YEARS  ENDED
                               DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
                                       1999              1998               1997
NET  ASSET  VALUE,  BEGINNING        $11.12              $12.02           $14.65
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME          (.05)                 .02            (.12)
     NET  REALIZED AND UNREALIZED GAIN (LOSS)
                                       2.20               (.77)           (1.32)
  TOTAL FROM INVESTMENT OPERATIONS     2.15               (.75)           (1.44)
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME          **                  (.01)               --
     NET  REALIZED  GAINS             --                  (.14)           (1.19)
          TOTAL  DISTRIBUTIONS        --                  (.15)           (1.19)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                    2.15                  (.90)           (2.63)
NET  ASSET  VALUE,  ENDING        $13.27                 $11.12           $12.02

TOTAL  RETURN                      19.38%                (6.23%)         (9.86%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME        (.51%)                 .12%          (1.19%)
     TOTAL  EXPENSES                 1.58%                1.33%            2.10%
     EXPENSES  BEFORE  OFFSETS      1.58%                 1.33%            1.92%
     NET  EXPENSES                  1.15%                 1.12%            1.61%
PORTFOLIO  TURNOVER                   79%                   72%             292%
NET ASSETS, ENDING  (IN THOUSANDS) $4,449               $3,626            $4,146



                                                     PERIODS  ENDED
                                                DECEMBER 31,      DECEMBER  31,
                                                       1996               1995*
NET  ASSET  VALUE,  BEGINNING                        $10.94              $10.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                          (.15)                 .25
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)       3.90                .93
          TOTAL  FROM  INVESTMENT  OPERATIONS           3.75               1.18
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                             --               (.24)
     NET  REALIZED  GAINS                              (.04)                 --
          TOTAL  DISTRIBUTIONS                         (.04)              (.24)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE      3.71                .94
NET  ASSET  VALUE,  ENDING                            $14.65             $10.94

TOTAL  RETURN                                          34.33%             9.65%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                           (1.60%)          .43%(A)
     TOTAL  EXPENSES                                    2.47%          2.37%(A)
     EXPENSES  BEFORE  OFFSETS                          2.27%          2.17%(A)
     NET  EXPENSES                                      1.81%          1.64%(A)
PORTFOLIO  TURNOVER                                      120%              223%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                  $3,031            $1,209


(A) ANNUALIZED
*   FROM  MARCH  1,  1995  INCEPTION.
**  DISTRIBUTION  WAS  LESS  THAN  .01  PER  SHARE.

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  MID  CAP  GROWTH  PORTFOLIO

MANAGED  BY  BROWN  CAPITAL  MANAGEMENT,  INC.
DEAR  INVESTOR:

THIS PAST YEAR, AND ESPECIALLY THE FOURTH QUARTER, WAS THE MOST PERPLEXING IN RECENT MEMORY. WE DON'T EVER REMEMBER SEEING SUCH WIDE DISPARITIES BETWEEN PUBLISHED INDICES PURPORTEDLY REPRESENTATIVE OF THE BROAD STOCK MARKET, SPECIFIC SEGMENTS OF THE MARKET SUCH AS LARGE CAP AND SMALL CAP, AND SPECIFIC STYLES WITHIN THOSE SEGMENTS SUCH AS GROWTH.

PERFORMANCE  AND  STRATEGY
FOR THE YEAR ENDED DECEMBER 31, 1999, THE PORTFOLIO PRODUCED A TOTAL RETURN OF 6.97%, AND UNDERPERFORMED THE S&P MIDCAP 400 INDEX WHICH RETURNED 14.72%.

WE ATTRIBUTE THE RELATIVE UNDERPERFORMANCE TO TWO FACTORS. FIRST, THE ABSENCE OF HIGH-FLYING STOCKS THAT WERE, AND CONTINUE TO BE, SUPPORTED BY HYPE RATHER THAN BY EARNINGS. SECOND, THE MARKET SEVERELY PUNISHED SELECTED HEALTH CARE STOCKS IN 1999 AND THE FUND'S HOLDINGS CERTAINLY WERE NOT SPARED. THOUGH WE HAVE NO CONTROL OVER THE FORMER, WE HAVE REVISITED OUR ORIGINAL FUNDAMENTAL THESIS FOR INVESTING IN SELECTED HEALTH CARE COMPANIES AND OUR CONVICTION HAS BEEN STRENGTHENED.

INVESTMENT  CLIMATE
AGAIN, THE MARKET WAS PERPLEXING LAST YEAR. WE RECENTLY ATTENDED ONE OF THE "HOTTEST" TECHNOLOGY CONFERENCES IN THE COUNTRY. IT WAS OVERSUBSCRIBED. THERE WAS AN INVERSE RELATIONSHIP BETWEEN THE CROWD IN THE ROOMS FOR COMPANIES WITH PROFITS AND THOSE WITHOUT PROFITS. BARTON BIGGS OF MORGAN STANLEY DEAN WITTER, SUMS UP THE CURRENT CLIMATE VERY WELL:


CVS  CALVERT  SOCIAL
MID  CAP  GROWTH  PORTFOLIO1

COMPARISON  OF  CHANGE  IN
VALUE  OF  A  HYPOTHETICAL  $10,000  INVESTMENT.2







[INSERT  LINE  GRAPH  HERE]






AVERAGE  ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
ONE  YEAR                      6.97%
FIVE  YEAR                    20.80%
SINCE INCEPTION (7.16.91)     14.06%

1PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

2FOR COMPARISON PURPOSES, PORTFOLIO AND INDEX PERFORMANCE IS SHOWN FROM THE MONTH END DATE OF 7.31.91, RATHER THAN THE ACTUAL INCEPTION DATE OF 7.16.91.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

NEW  SUBADVISORS  ASSUMED  MANAGEMENT  OF THE PORTFOLIO EFFECTIVE DECEMBER 1994.

"THE TECHNOLOGY, INTERNET AND TELECOMMUNICATIONS CRAZE HAS GONE PARABOLIC IN WHAT IS ONE OF THE GREAT, IF NOT THE GREATEST, MANIAS OF ALL TIME WITHOUT FAIL, THE BUBBLE STAGE OF THESE CRAZES ENDS IN TEARS AND MASSIVE WEALTH DESTRUCTION . MANY PROFESSIONAL INVESTORS INVOLVED IN THESE AREAS KNOW THAT WHAT IS GOING ON TODAY IS MADNESS. HOWEVER, THEY ARGUE THAT THE RIGHT TACTIC IS TO STAY INVESTED AS LONG AS THE PRICE MOMENTUM IS UP."

CLEARLY, SOMETHING HAS CHANGED DRAMATICALLY IN THE MARKET. WITH RESPECT TO THE LARGE CAP ARENA, A VERY NARROW GROUP OF STOCKS HAVE ACCOUNTED FOR MOST OF THE PERFORMANCE, AND THIS GROUP IS VERY RICHLY PRICED. WITH RESPECT TO THE SMALL CAP AND MIDCAP ARENAS, STOCKS ACCOUNTING FOR A GOOD PORTION OF THE PERFORMANCE WERE OUTLANDISHLY PRICED OR HAD NO EARNINGS.

OUTLOOK
AT BROWN CAPITAL MANAGEMENT, WE ARE WELL AWARE THAT THINGS HAVE CHANGED. FOR EXAMPLE, ONE OF THE GREATEST PEACETIME EXPANSIONS IN HISTORY SHOWS NO SIGNS OF
ABATING. THE BOND MARKET WAS VERY WEAK LAST YEAR. WE BELIEVE THAT THE MARKETPLACE EXPECTS AT LEAST ONE MORE RATE INCREASE BY THE FEDERAL RESERVE. INFLATION WILL LIKELY REMAIN MODERATE. AND, COMPANIES WITH HIGH QUALITY AND PREDICTABLE EARNINGS SHOULD BE ACCORDED A PREMIUM VALUATION. RISK PREMIUMS ON EQUITIES GENERALLY HAVE JUSTIFIABLY SHRUNK, AND ON THE MOST LIQUID AND HIGHEST QUALITY EQUITIES, BY A LOT. BUT IS A NEGATIVE RISK PREMIUM JUSTIFIED? THIS IS
EXACTLY  WHAT  HAS  HAPPENED  WITH  SOME  OF  THE LARGE CAP GROWTH STOCKS, WHICH
IMPLIES  THAT  THEY  ARE  LESS  RISKY  THAN  A  GOVERNMENT  BOND.

OUR INVESTMENT PROCESS IDENTIFIES COMPANIES THAT, WE BELIEVE, HAVE SUSTAINABLE GROWTH. OUR VALUATION METHODOLOGY TAKES INTO ACCOUNT THE INTEREST RATE ENVIRONMENT AND COMPANY-SPECIFIC RISK PREMIUMS. OUR INVESTMENT STYLE, GROWTH AT REASONABLE PRICE ("GARP") IS DESIGNED TO WORK IN ALL MARKET ENVIRONMENTS -- BUT IT IS HARD PRESSED TO DO SO WHEN THE MARKET IS BEING DRIVEN BY MANIAS AND BY COMPANIES THAT IN OUR OPINION ARE EXCESSIVELY VALUED. WE FIRMLY BELIEVE HOWEVER THAT THESE PHENOMENA WILL PASS.

                                  SINCERELY,


ED  BROWN
BROWN  CAPITAL  MANAGEMENT
JANUARY  24,  2000

CALVERT SOCIAL MID CAP GROWTH PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE CALVERT CAPITAL ACCUMULATION FUND. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO THE BOARD OF DIRECTORS OF CALVERT VARIABLE SERIES, INC. AND SHAREHOLDERS OF CALVERT SOCIAL MID CAP GROWTH PORTFOLIO:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES, INCLUDING THE SCHEDULE INVESTMENTS, AND THE RELATED STATEMENT OF OPERATIONS, STATEMENT OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT SOCIAL MID CAP GROWTH PORTFOLIO, (ONE OF THE PORTFOLIOS COMPRISING CALVERT VARIABLE SERIES, INC., HEREINAFTER REFERRED TO AS THE "FUND"), AT DECEMBER 31, 1999, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS INDICATED THEREIN, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  4,  2000

MID  CAP  GROWTH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

EQUITY  SECURITIES  -  97.6%                            SHARES            VALUE
COMMUNICATIONS  EQUIPMENT  -  3.3%
ADC  TELECOMMUNICATIONS  INC.  *                       20,300        $1,473,019

COMPUTER  -  SOFTWARE  &  SERVICES  -  21.6%
ADVENT  SOFTWARE  INC.  *                              21,550         1,388,628
AMDOCS  LTD  *                                         17,900           617,550
BMC  SOFTWARE  INC.  *                                 19,300         1,542,793
COMPUWARE  CORP.  *                                    37,800         1,408,050
NETWORK  ASSOCIATES  INC.  *                           45,400         1,211,612
PARAMETRIC  TECHNOLOGY  CORP.  *                       29,600           801,050
STERLING  COMMERCE  INC.  *                            27,100           923,094
STERLING  SOFTWARE  INC.  *                            37,400         1,178,100
TRANSACTION  SYSTEMS  ARCHITECTS  INC  *                4,800           414,400
                                                                      9,485,278

DISTRIBUTORS  -  FOOD  AND  HEALTH  -  2.6%
CARDINAL  HEALTH  INC.                                 23,800         1,139,425

ELECTRICAL  EQUIPMENT  -  3.2%
SANMINA  CORP.  *                                       8,500           848,937
SOLECTRON  CORP.  *                                     6,100           580,263
                                                                      1,429,200

ELECTRONICS-SEMICONDUCTORS  -  1.7%
ALTERA  CORP.  *                                       14,900           738,481

FINANCIAL  -  DIVERSIFIED  -  2.4%
SLM  HOLDING  CORP.                                    25,400         1,073,150

HEALTHCARE-HOSPITAL  MANAGEMENT  -  2.5%
HEALTH  MANAGEMENT  ASSOCIATES  INC.  *                83,500         1,116,812

HEALTHCARE-MEDICAL  PRODUCT  AND  SUPPLIES  -  3.4%
BIOMET  INC.                                           26,700         1,068,000
GUIDANT  CORP.  *                                       9,444           443,868
                                                                      1,511,868

HEALTHCARE-SPECIAL  SERVICES  -  3.9%
COVANCE  INC.  *                                       53,500           578,469
OMNICARE  INC.                                         44,500           534,000
QUINTILES  TRANSNATIONAL  CORP.  *                     31,100           581,181
                                                                      1,693,650

HOUSEHOLD  PRODUCT  -  NON-DURABLE  -  2.0%
DIAL  CORP                                             35,900           872,819

HOUSEWARES  -  1.8%
NEWELL  RUBBERMAID  INC.                               27,400           794,600

EQUITY  SECURITIES  -  (CONT'D)                        SHARES             VALUE
INSURANCE  -  LIFE  AND  HEALTH  -  2.5%
AFLAC  INC.                                            23,200        $1,094,750


INVESTMENT  BANKING  AND  BROKERAGE  -  2.4%
LEGG  MASON  INC.                                      28,800         1,044,000

INVESTMENT  MANAGEMENT  -  4.3%
FRANKLIN  RESOURCES  INC                               20,086           644,007
PRICE  (T.  ROWE)  ASSOCIATES                          33,700         1,244,794
                                                                      1,888,801

LEISURE  TIME  -  PRODUCTS  -  2.6%
HARLEY-DAVIDSON  INC.                                  17,800         1,140,313

MANUFACTURING-SPECIALIZED  -  2.1%
JABIL  CIRCUIT  INC.  *                                12,400           905,200

OIL  AND  GAS  -  DRILLING  AND  EQUIPMENT  -  2.0%
SMITH  INTERNATIONAL  INC.  *                          17,100           849,656

RETAIL-BUILDING  SUPPLIES  -  2.7%
FASTENAL  CO.                                          26,700         1,199,831

RETAIL-DISCOUNTERS  -  7.0%
DOLLAR  GENERAL                                        51,991         1,182,795
DOLLAR  TREE  STORES  INC.  *                          29,800         1,443,438
KOHL'S  CORP.  *                                        6,300           454,781
                                                                      3,081,014

RETAIL-SPECIALTY  -  1.0%
STAPLES  INC.  *                                       20,200           419,150

SERVICES  -  EMPLOYMENT  -  3.5%
INTERIM  SERVICES  INC.  *                             35,400           876,150
ROBERT  HALF  INTERNATIONAL  INC.  *                   22,900           654,081
                                                                      1,530,231

SERVICES  -  ADVERTISING  AND  MARKETING  -  4.5%
ACXIOM  CORP.  *                                       36,000           864,000
CATALINA  MARKETING  CORP.  *                           9,700         1,122,775
                                                                      1,986,775

SERVICES  -  COMMERCIAL  AND  CONSUMER  -  5.8%
CINTAS  CORP.                                          16,500           876,562
G  &  K  SERVICES  INC.                                21,300           689,588
KEANE  INC.  *                                         31,600         1,003,300
                                                                      2,569,450

EQUITY  SECURITIES  -  (CONT'D)                        SHARES             VALUE
SERVICES  -  DATA  PROCESSING  -  8.8%
BISYS  GROUP  INC.  *                                  15,900        $1,037,475
EQUIFAX  INC.                                          20,700           487,744
FISERV  INC.  *                                        32,850         1,258,565
PAYCHEX  INC.                                          27,650         1,106,000
                                                                      3,889,785

          TOTAL  EQUITY  SECURITIES (COST $35,056,622)              42,927,258


REPURCHASE  AGREEMENTS  -  2.3%
STATE  STREET  BANK,  3.00%,  DATED  12/31/99,  DUE  1/3/00
                                                     $1,000,000      1,000,000
     (COLLATERAL:  $5,256,363,  FHLB,  3.00%,  4/7/00)

          TOTAL REPURCHASE AGREEMENTS (COST $1,000,000)              1,000,000


               TOTAL  INVESTMENTS  (COST  $36,056,622)  -  99.9%    43,927,258
               OTHER  ASSETS  AND  LIABILITIES,  NET - 0.1%             48,809
               NET  ASSETS  -  100%                                $43,976,067





*  NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.

MID CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS
INVESTMENTS IN SECURITIES, AT VALUE  - SEE ACCOMPANYING PORTFOLIO
                                                                  $43,927,258
CASH                                                                   78,465
INTEREST  AND  DIVIDENDS  RECEIVABLE                                   11,825
OTHER  ASSETS                                                             909
     TOTAL  ASSETS                                                 44,018,457

LIABILITIES
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.                27,910
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY                 9,098
PAYABLE  TO  CALVERT  SHAREHOLDER  SERVICES,  INC.                        452
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                              4,930
     TOTAL  LIABILITIES                                                42,390
          NET  ASSETS                                             $43,976,067

NET  ASSETS  CONSIST  OF:
PAR  VALUE  AND  PAID-IN  CAPITAL  APPLICABLE  TO  1,464,306  SHARES  OF  COMMON
     STOCK  OUTSTANDING;  $0.01  PAR  VALUE,  1,000,000,000  SHARES  AUTHORIZED
                                                                  $35,592,210
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS             513,221
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON INVESTMENTS       7,870,636

          NET ASSETS                                              $43,976,067

          NET ASSET VALUE PER SHARE                                    $30.03


SEE NOTES TO FINANCIAL STATEMENTS.

MID CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

NET INVESTMENT INCOME
INVESTMENT INCOME
     INTEREST INCOME                                                     $83
     DIVIDEND INCOME  (NET OF FOREIGN TAXES WITHHELD OF $306)         118,505
          TOTAL INVESTMENT INCOME                                     118,588

EXPENSES
     INVESTMENT ADVISORY FEE                                          275,694
     TRANSFER  AGENCY  FEES  AND  EXPENSES                             41,326
     ACCOUNTING FEES                                                   12,847
     DIRECTORS'  FEES  AND  EXPENSES                                    8,548
     ADMINISTRATIVE  FEES                                              93,247
     CUSTODIAN  FEES                                                   15,118
     REPORTS  TO  SHAREHOLDERS                                          2,594
     PROFESSIONAL  FEES                                                 4,066
     MISCELLANEOUS                                                      1,591
          TOTAL EXPENSES                                              455,031
          FEES  PAID  INDIRECTLY                                     (35,357)
               NET  EXPENSES                                          419,674

                    NET INVESTMENT  INCOME  (LOSS)                  (301,086)

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)                                         3,421,480
CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)            (234,549)

               NET  REALIZED  AND  UNREALIZED  GAIN
               (LOSS)  ON INVESTMENTS                               3,186,931

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS                         $2,885,845

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MID  CAP  GROWTH  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                  YEAR  ENDED     YEAR  ENDED
                                                DECEMBER 31,    DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                   1999             1998
OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)              ($301,086)       ($188,017)
     NET  REALIZED  GAIN  (LOSS)                   3,421,480        5,089,060
     CHANGE IN UNREALIZED APPRECIATION OR  (DEPRECIATION)
                                                   (234,549)        3,487,530

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS              2,885,845        8,388,573

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  REALIZED  GAIN  ON  INVESTMENTS      (3,398,247)        (4,698,137)
          TOTAL  DISTRIBUTIONS                  (3,398,247)       (4,698,137)

CAPITAL  SHARE  TRANSACTIONS
     SHARES  SOLD                                  15,126,008      17,443,253
REINVESTMENT  OF DISTRIBUTIONS                     3,398,258        4,698,137
     SHARES  REDEEMED                             (13,573,536)   (12,410,597)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS       4,950,730       9,730,793

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS       4,438,328       13,421,229

NET  ASSETS
BEGINNING  OF  YEAR                               39,537,739       26,116,510
END  OF  YEAR                                    $43,976,067      $39,537,739

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                          503,241         573,133
REINVESTMENT  OF  DISTRIBUTIONS                       113,576         157,974
SHARES  REDEEMED                                     (451,747)      (412,755)
     TOTAL  CAPITAL  SHARE  ACTIVITY                   165,070        318,352



SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  --  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL MID CAP GROWTH PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
REPURCHASE AGREEMENTS: THE PORTFOLIO MAY ENTER INTO REPURCHASE AGREEMENTS WITH RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.

NOTE  B  --  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVED A MONTHLY FEE BASED ON AN ANNUAL RATE OF .80% THROUGH FEBRUARY 28, 1999, AND EFFECTIVE MARCH 1, 1999, RECEIVES A FEE OF .65%, BASED ON THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. THE PORTFOLIO PAID A MONTHLY PERFORMANCE FEE OF PLUS OR MINUS UP TO .05%, ON AN ANNUAL BASIS, OF AVERAGE DAILY NET ASSETS OF THE PERFORMANCE PERIOD DEPENDING ON THE PORTFOLIO'S PERFORMANCE COMPARED TO THE S&P MID-CAP 400 INDEX. THE PERFORMANCE FEE WAS ELIMINATED ON FEBRUARY 28, 1999.
CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF
 .10% THROUGH FEBRUARY 28, 1999, AND .25% EFFECTIVE MARCH 1, 1999, BASED ON THE PORTFOLIO'S ANNUAL AVERAGE DAILY NET ASSETS.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI
RECEIVED A FEE OF $5,126 FOR THE YEAR ENDED DECEMBER 31, 1999. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT. FOR THE PERIOD ENDED JUNE 30, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $750 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $3,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. EFFECTIVE JULY 1, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE
ALLOCATED  TO  EACH  OF  THE  PORTFOLIOS  SERVED.
NOTE  C  --  INVESTMENT  ACTIVITY
DURING THE YEAR, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE $41,303,010 AND $39,995,946, RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999, WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED APPRECIATION AGGREGATED $7,870,636, OF WHICH $9,176,201 RELATED TO APPRECIATED SECURITIES AND $1,305,565 RELATED TO DEPRECIATED SECURITIES.

NOTE  D  --  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.



TAX  INFORMATION  (UNAUDITED)
THE PORTFOLIO DESIGNATES $3,340,000 AS CAPITAL GAIN DIVIDENDS PAID DURING THE TAXABLE YEAR ENDED DECEMBER 31, 1999.

MID  CAP  GROWTH  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                              YEARS  ENDED
                              DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
                                     1999               1998               1997
NET  ASSET  VALUE,  BEGINNING     $30.43              $26.63             $24.05
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME        (.21)              (.14)              (.04)
     NET  REALIZED  AND  UNREALIZED  GAIN (LOSS)
                                    2.31               8.00                5.70
        TOTAL  FROM  INVESTMENT  OPERATIONS
                                    2.11               7.86                5.66
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME          --                 --                  --
     NET  REALIZED  GAINS          (2.51)            (4.06)              (3.08)
          TOTAL  DISTRIBUTIONS     (2.51)            (4.06)              (3.08)
TOTAL  INCREASE  (DECREASE)  IN NET ASSET VALUE
                                    (.40)             3.80                 2.58
NET  ASSET  VALUE,  ENDING        $30.03            $30.43               $26.63

TOTAL  RETURN                       6.97%            29.88%              23.53%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME       (.73%)            (.60%)              (.17%)
     TOTAL  EXPENSES                1.11%             1.05%               1.04%
     EXPENSES  BEFORE  OFFSETS      1.11%             1.05%               1.04%
     NET  EXPENSES                 1.02%              1.00%                .96%
 PORTFOLIO  TURNOVER                101%                65%                 96%
NET ASSETS, ENDING (IN THOUSANDS)$43,976            $39,538             $26,117



                                                          YEARS  ENDED
                                                DECEMBER  31,     DECEMBER  31,
                                                        1996               1995
NET  ASSET  VALUE,  BEGINNING                         $22.42             $16.97
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                            (.12)             (.15)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)       1.79               6.85
          TOTAL  FROM  INVESTMENT  OPERATIONS           1.67               6.70
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                              --              (.01)
     NET  REALIZED  GAINS                               (.04)            (1.24)
          TOTAL  DISTRIBUTIONS                          (.04)            (1.25)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE      1.63               5.45
NET  ASSET  VALUE,  ENDING                            $24.05             $22.42

TOTAL  RETURN                                          7.44%             39.46%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                           (.60%)            (.84%)
     TOTAL  EXPENSES                                   1.33%              1.66%
     EXPENSES  BEFORE  OFFSETS                          1.33%             1.56%
     NET  EXPENSES                                      1.00%             1.25%
PORTFOLIO  TURNOVER                                     124%               135%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                $19,904             $8,935

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  INTERNATIONAL  EQUITY  PORTFOLIO
MANAGED  BY  MURRAY  JOHNSTONE  INTERNATIONAL,  LTD.

DEAR  INVESTOR:

THE EASING BY THE FEDERAL RESERVE BOARD IN THE US, AND THE SUBSEQUENT INTEREST RATE CUTS IN EUROPE AND THE FAR EAST BEGINNING IN 1998, RELIQUIFIED THE FINANCIAL SYSTEM AND SPURRED AN ECONOMIC RECOVERY IN 1999 THAT EXCEEDED MOST FORECASTS. THIS PROLONGED THE EXPANSION IN THE US. WITH DEMAND SPILLING OVER INTO THE INTERNATIONAL MARKETS,THE JAPANESE ECONOMY RECOVERED AND EUROPE ALSO REAPED THE BENEFITS OF RISING GLOBAL DEMAND FOR GOODS AND SERVICES. INVESTMENT CLIMATE
A KEY FEATURE OF THE RECOVERY IN 1999 WAS THE SPECTACULAR GROWTH OF TECHNOLOGY AND INTERNET-BASED BUSINESSES. A RASH OF "DOT.COM" COMPANIES CAME TO THE MARKET WITH MOST BID TO IMMEDIATE PREMIUMS BY INVESTORS ANXIOUS TO BE EARLY BUYERS INTO BUSINESSES WHOSE PROSPECTS WERE BRIGHT BUT UNTESTED. TELECOM GROUPS WORLD-WIDE WERE SEEN AS THE PRINCIPAL BENEFICIARIES OF THE GROWTH OF "E-BUSINESSES" AND THE AGGRESSIVE MERGER ACTIVITY IN THE GLOBAL TELECOM SECTOR, CONTINUING THROUGHOUT THIS PERIOD, WAS A FURTHER CAUSE OF BUOYANT STOCK PRICES.

ANOTHER FEATURE OF THE RECOVERY WAS THE NEAR-ABSENCE OF INFLATIONARY PRESSURES. BY YEAR-END SIGNS OF PRICING PRESSURE WERE BEGINNING TO APPEAR AT THE RETAIL LEVEL BUT FOR MOST OF THE YEAR, A DREAM SCENARIO OF GROWTH WITHOUT INFLATION SPURRED AN ENTHUSIASM AMONG INVESTORS.

EARLY IN 1999 THE BELIEF THAT ECONOMIES WERE BACK ON A GROWTH PATH LED TO THE HEAVY BUYING OF CYCLICAL OR ECONOMIC-SENSITIVE STOCKS: OILS, CHEMICALS AND HEAVY INDUSTRIALS, ACROSS THE INTERNATIONAL MARKETS. HOWEVER, AS THE GAP BETWEEN THE RATE OF GROWTH IN ECONOMIES

CVS  CALVERT  SOCIAL
INTERNATIONAL  EQUITY  PORTFOLIO

 COMPARISON  OF  CHANGE  IN
VALUE  OF  A  HYPOTHETICAL  $10,000  INVESTMENT.





[INSERT  LINE  GRAPH  HERE]






AVERAGE  ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
ONE  YEAR                     32.78%
FIVE  YEAR                    18.06%
SINCE  INCEPTION  (6.30.92)   14.72%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

SUCH AS THE US AND THE UK AND THE LAGGARDS, EUROPE, CHINA AND JAPAN, BECAME APPARENT, INVESTORS SWITCHED FROM THESE SO-CALLED "VALUE" STOCKS BACK INTO "GROWTH" COMPANIES CENTERED ON TECHNOLOGY, TELECOMS AND FINANCIALS.

IN TERMS OF STOCK MARKET PERFORMANCE, 1999 SAW STARK CONTRASTS TO 1998. IN 1998 THE EUROPEAN MARKETS LED THE WAY AS THE "SAFE HAVEN" FOR INVESTORS WHILE THE FAR EAST AND THE EMERGING MARKETS EXPERIENCED FINANCIAL MELTDOWN. IN 1999 GROWTH IN EUROPE WAS MODEST AND PARTICIPANTS IN THE NEW EURO DEBATED THE MERITS OF NATIONAL VERSUS REGIONAL POLICY AIMS, UNDERMINING THE CURRENCY FROM ITS OUTSET. BY CONTRAST, THE RECOVERY IN THE FAR EAST WAS DRAMATIC AND STOCK PRICES WERE AGGRESSIVELY BID UP IN MARKETS FROM HONG KONG TO SINGAPORE. IN JAPAN, TOO, AFTER A DECADE OF OFFICIAL PROCRASTINATION AND OBFUSCATION, THE GOVERNMENT'S ATTEMPTS TO RELIQUIFY AND STABILIZE THE FINANCIAL SYSTEM BORE FRUIT. THE LATTER DEVELOPMENT MARKED A WATERSHED IN JAPANESE CORPORATE THINKING AND PROVED TO BE THE SIGNAL WHICH ATTRACTED FOREIGN BUYERS BACK INTO THE MARKET.

PERFORMANCE  AND  INVESTMENT  STRATEGY
DURING THE YEAR THE PORTFOLIO RETURNED 32.78%, OUTPERFORMING ITS BENCHMARK, THE EAFE INDEX WHICH RETURNED 27.3%.

THE DIFFICULT PERIOD FOR INVESTMENTS WAS THE FIRST QUARTER WHEN CYCLICAL STOCKS LED THE MARKET UP. THE PORTFOLIO WAS UNDERWEIGHT IN CYCLICALS AND GROWTH STOCKS WERE LEFT BEHIND DURING THIS PERIOD. ON THE OTHER HAND, THE INVESTMENTS IN JAPAN WERE KEY TO THE STRENGTH OF RETURNS. THE PORTFOLIO HAD CLOSE TO A FULL WEIGHT COMPARED TO THE BENCHMARK EARLY IN THE YEAR AND WITH THE STOCK SELECTION FOCUS ON TECHNOLOGY AND TELECOM STOCKS, RETURNS WERE STRONG THROUGHOUT THE YEAR. AGAINST A BENCHMARK RETURN OF 61.8%(THE JAPANESE COMPONENT OF THE EAFE INDEX), THE PORTFOLIO INVESTMENTS IN JAPAN RETURNED 112%. IN SPITE OF THE GENERALLY DULL PERFORMANCE OF EUROPEAN STOCKS, THE TELECOM SECTOR WAS WELL REPRESENTED IN THE PORTFOLIO INCLUDING MANNESMANN, THE GERMAN TELECOMS GROUP WHICH WAS SUBJECT TO A HOSTILE BID FROM THE UK--BASED VODAFONE AIRTOUCH MOBILE PHONE GROUP.

INVESTMENT PERFORMANCE THROUGH 1999 WAS DRIVEN BY TWO FACTORS: GLOBAL ECONOMIC RECOVERY AND TECHNOLOGY. WITH THE US AND UK LEADING IN GROWTH AND INVESTMENT
RETURNS, THE MANAGERS INVESTED THE FUND'S ASSETS IN THE INTERNATIONAL MARKETS WHICH WOULD BENEFIT FROM THE STRENGTH OF THOSE ECONOMIES. THE MARKETS OF THE FAR EAST AND JAPAN WERE THE FIRST CANDIDATES BUT WITH IMPRESSIVE GAINS THERE FROM EARLY IN THE YEAR, WE DECIDED TO SHIFT PART OF THE ASSETS TO EUROPE WHICH HAD LAGGED. WE TRIMMED INVESTMENTS IN MATSUSHITA COMMUNICATIONS WHICH MAKES EQUIPMENT FOR THE MOBILE PHONE MARKET AND FUJITSU, THE COMPUTER AND PC
MANUFACTURER,  BOTH  BENEFICIARIES  OF  THE INTERNET BOOM WHOSE STOCK PRICES HAD
SURGED DURING THE YEAR. ASSETS WERE ALSO SHIFTED FROM THE UK WITH SALES OF STOCKS INCLUDING RAILTRACK. RAILTRACK WAS FACING AN INCREASINGLY COMPLEX TASK IN UPGRADING THE RAIL NETWORK IN THE UK, THE COST OF WHICH WAS UNRESOLVED, PUTTING PRESSURE ON FUTURE PROFITS.

OUTLOOK
Y2K PROBLEMS APPEAR TO HAVE BEEN MINIMAL IN JANUARY 2000 BUT AS THE YEAR PROGRESSES, GLOBAL RECOVERY AND A TREND TO HIGHER INTEREST RATES COULD DAMPEN OPTIMISM. IT IS CLEAR THAT THE US ECONOMY HAS BEEN GROWING AT A RATE IN EXCESS OF THE LONG-TERM SUSTAINABLE RATE OF 4% AND THE FEDERAL RESERVE BOARD WILL PROBABLY MOVE TO SLOW THIS PACE BY RAISING INTEREST RATES IN JANUARY OR
FEBRUARY. AT THE SAME TIME, THE ADDITIONAL LIQUIDITY IN THE SYSTEM TO TIDE MARKETS OVER THE MILLENNIUM IS LIKELY TO BE DRAINED, PUTTING A FURTHER BRAKE ON THE BUOYANT CONDITIONS OF THE PREVIOUS THREE MONTHS. THESE DEVELOPMENTS MAY MARK THE END OF THE RALLY IN TECH STOCKS, OR AT LEAST GIVE INVESTORS CAUSE TO PAUSE AND REASSESS WHICH COMPANIES WILL BE WINNERS AND WHICH WILL FALL BY THE WAYSIDE.

ON THE POSITIVE SIDE, IT IS APPARENT THAT GROWTH GLOBALLY IS NOT CLOSELY SYNCHRONIZED, AND THAT WHILE ATTEMPTS WILL BE MADE TO SLOW THE PACE IN THE US
AND POSSIBLY THE UK, RECOVERY IS LESS ADVANCED IN EUROPE AND JAPAN. GROWTH IN CHINA HAS ALSO BEEN SUBDUED IN THE CURRENT CYCLE. THESE AREAS WILL SEE A
CONTINUATION OF LOW INTEREST RATES AND EASY MONETARY POLICY, CONDITIONS THAT SHOULD FAVOR GROWTH, CORPORATE PROFITS, AND EQUITY MARKET RETURNS. IT IS ALSO APPARENT THAT WHILE MANY COMPANIES HAVE SEEN THEIR STOCK PRICE ROCKET DURING 1999, MANY OTHERS HAVE SEEN IT PLUMB NEW LOWS. SO THERE IS STILL VALUE OUT THERE. OUR MOST RECENT MOVES IN THE PORTFOLIO HAVE BEEN TO TRIM BACK SOME OF THE HIGHLY PRICED GROWTH STOCKS AND INCREASE EXPOSURE TO CHEAPER CYCLICALS IN THE ENGINEERING AND MANUFACTURING SECTORS, LOOKING TO CAPTURE SOME OF THAT VALUE IN THE YEAR 2000.

SINCERELY,



ANDREW  PRESTON
MURRAY  JOHNSTONE  INTERNATIONAL
JANUARY  24,  2000



CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO THE BOARD OF DIRECTORS OF CALVERT VARIABLE SERIES, INC. AND SHAREHOLDERS OF CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES, INCLUDING THE SCHEDULE OF INVESTMENTS, AND THE RELATED STATEMENT OF OPERATIONS, STATEMENT OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO (ONE OF THE PORTFOLIOS COMPRISING CALVERT VARIABLE SERIES, INC., HEREINAFTER REFERRED TO AS THE "FUND"), AT DECEMBER 31, 1999, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS INDICATED THEREIN, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  4,  2000

INTERNATIONAL  EQUITY  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER 31, 1999

EQUITY  SECURITIES  -  97.2%                             SHARES        VALUE
ARGENTINA  -  2.7%
BANCO  FRANCES  DEL  RIO  LA  PLATA  (ADR)            15,000        $355,313
TELECOM  ARGENTINA  STET-FRANCE  (ADR)                 7,000         239,750
                                                                     595,063

AUSTRALIA  -  1.5%
NATIONAL  AUSTRALIA  BANK                             21,000         321,226

BRAZIL  -  1.7%
TELE  NORTE  LESTE  PARTICIPACOES  (ADR)              15,000         382,500

DENMARK  -  1.2%
NOVO-NORDISK                                           1,962         260,223

FRANCE  -  12.6%
AXA  UAP                                               2,389         333,068
BANQUE  NATIONAL  DE  PARIS                            4,437         409,416
CAP  GEMINI                                            2,232         566,598
CIE  DE  ST  GOBAIN                                    1,903         357,901
EQUANT  *(ADR)                                         2,532         283,584
LEGRAND                                                1,479         352,056
PINAULT  PRINTEMPS                                     1,155         304,834
VIVENDI                                                1,800         162,556
                                                                   2,770,013

GERMANY  -  7.2%
ALLIANZ                                                  957         321,505
DOUGLAS  HOLDINGS                                      3,590         154,600
LINDE                                                  5,850         319,990
MANNESMANN                                             1,681         405,558
SAP                                                      409         201,471
VOLKSWAGEN                                             3,310         186,556
                                                                   1,589,680

HONG  KONG  -  1.5%
CHEUNG  KONG  HOLDINGS                                25,000         316,781

IRELAND  -  1.9%
ALLIED  IRISH  BANKS                                  16,685         189,926
GLOBAL  TELESYSTEMS  GROUP  *                          6,428         222,570
                                                                     412,496

ITALY  -  6.3%
BANCA  POPOLARE  DI  MILANO                           27,718         215,835
TELECOM  ITALIA  MOBILE                               51,707         577,645
TELECOM  ITALIA  SPA                                  62,749         382,422
UNICREDITO  ITALIAN                                   44,034         216,465
                                                                   1,392,367

EQUITY  SECURITIES  -  (CONT'D)                       SHARES           VALUE
JAPAN  -  28.6%
FUJI  MACHINE  MANUFACTURING                           5,200        $419,379
FUJITSU                                               10,000         456,103
MATSUSHITA  COMMUNICATIONS                             2,000         528,531
MEITEC  CORPORATION                                    4,400         139,963
NIPPON  COMSYS                                        14,000         290,496
NIPPON  EXPRESS  COMPANY                              45,000         248,850
NSK  LIMITED                                          23,000         157,355
NTT  MOBILE  COMMUNICATIONS                               14         538,514
OLYMPUS  OPTICAL                                      18,000         254,576
OMRON  CORPORATION                                    15,000         345,747
SECOM  COMPANY                                         3,000         330,332
SHARP  CORPORATION                                    17,000         435,108
SNOW  BRAND  MILK                                     22,000          88,715
SONY  CORPORATION                                      2,000         593,129
SUMITOMO  BANK                                        24,000         328,629
TAKEFUJI  CORPORATION  *                               2,400         300,440
TDK  CORPORATION                                       3,000         414,309
YAMANOUCHI  PHARMACEUTICAL                             9,000         314,476
YORK  BENIMARU                                         4,300         111,951
                                                                   6,296,603

MEXICO  -  2.9%
GRUPO  INDUSTRIAL  DURANGO  (ADR)  *                  11,000         130,625
TELEFONOS  DE  MEXICO  (ADR)                           4,500         506,250
                                                                     636,875

NETHERLANDS  -  8.3%
ELSEVIER                                              24,842         296,791
FORTIS                                                 8,742         315,440
ING  GROEP                                             5,318         321,104
PHILIPS  ELECTRONICS                                   2,544         345,964
VNU                                                   10,550         554,545
                                                                   1,833,844

NEW  ZEALAND  -  1.5%
TELECOM  CORPORATION  OF  NEW  ZEALAND                70,000         329,175

NORWAY  -  2.6%
CHRISTIANIA  BANK                                     33,652         166,001
TOMRA  SYSTEMS  ASA                                   23,526         399,567
                                                                     565,568

SINGAPORE  -  1.1%
CITY  DEVELOPMENTS                                    42,000         245,872

SOUTH  AFRICA  -  0.6% 2,000
LIBERTY LIFE ASSOCIATION                               2,000          23,071
STANDARD  BANK  INVESTMENT                            28,000         116,231
                                                                     139,302

EQUITY  SECURITIES  -  (CONT'D)                       SHARES           VALUE
SPAIN  -  1.7%
ARGENTARIA                                            13,815        $324,673
SUPERDIPLO  *                                          2,905          55,893
                                                                     380,566

SWEDEN  -  2.2%
SKF  SERIES  B                                        19,727         479,902

SWITZERLAND  -  1.6%
ZURICH  ALLIED  *                                        619         352,981

UNITED  KINGDOM  -  9.5%
ABBEY  NATIONAL                                        7,400         118,636
BARCLAYS                                              12,500         359,202
BEAZER  GROUP                                          8,584          19,967
BELLWAY                                                3,760          18,889
BRITISH  TELECOM                                       7,700         186,567
CADBURY  SCHWEPPES                                    22,000         132,552
FIRSTGROUP  PLC                                        6,250          24,230
JOHNSON  MATTHEY                                      12,000         118,046
KINGFISHER                                             3,335          37,009
MAYFLOWER  CORPORATION                                21,600          76,061
NORWICH  UNION                                        26,000         199,280
PEARSON                                               10,900         354,776
SMITHKLINE  BEECHAM                                   19,000         240,922
VODAFONE  AIRTOUCH                                    42,600         212,346
                                                                   2,098,483

          TOTAL  EQUITY  SECURITIES  (COST $15,006,762)         21,399,520


          TOTAL  INVESTMENTS  (COST  $15,006,762)  -  97.2%     21,399,520
               OTHER  ASSETS  AND  LIABILITIES, NET - 2.8%         613,432
               NET  ASSETS  -  100%                            $22,012,952

*     NON-INCOME  PRODUCING.


ABBREVIATIONS:
ADR:  AMERICAN  DEPOSITORY  RECEIPTS

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

INTERNATIONAL  EQUITY  PORTFOLIO
STATEMENT  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  1999

ASSETS
INVESTMENTS  IN  SECURITIES,  AT  VALUE  -  SEE  ACCOMPANYING  PORTFOLIO
                                                               $21,399,520
CASH                                                               630,153
INTEREST  AND  DIVIDENDS  RECEIVABLE                                 4,343
OTHER  ASSETS                                                       11,714
     TOTAL  ASSETS                                              22,045,730

LIABILITIES
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.             20,536
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY              5,007
PAYABLE  TO  CALVERT  SHAREHOLDER  SERVICES,  INC.                     226
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                           7,009
     TOTAL  LIABILITIES                                             32,778
          NET  ASSETS                                          $22,012,952

NET  ASSETS  CONSIST  OF:
PAR  VALUE  AND  PAID-IN  CAPITAL  APPLICABLE  TO  857,992  SHARES  OF  COMMON
     STOCK  OUTSTANDING;  $0.01  PAR  VALUE,  1,000,000,000  SHARES  AUTHORIZED
                                                               $15,372,032
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS  AND  FOREIGN
CURRENCY TRANSACTIONS                                              248,260
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS AND FOREIGN CURRENCIES AND ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES
                                                                 6,392,660

          NET  ASSETS                                          $22,012,952

          NET  ASSET  VALUE  PER  SHARE                             $25.66


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

INTERNATIONAL  EQUITY  PORTFOLIO
STATEMENT  OF  OPERATIONS
YEAR  ENDED  DECEMBER  31,  1999

NET  INVESTMENT  INCOME
INVESTMENT  INCOME
     INTEREST  INCOME                                             $17,960
     DIVIDEND INCOME (NET OF FOREIGN TAXES WITHHELD OF $30,768)   265,390
          TOTAL  INVESTMENT  INCOME                               283,350

EXPENSES
     INVESTMENT  ADVISORY  FEE                                    142,875
     TRANSFER  AGENCY  FEES  AND  EXPENSES                          6,648
     DIRECTORS'  FEES  AND  EXPENSES                                3,957
     ADMINISTRATIVE  FEES                                          48,020
     ACCOUNTING  FEES                                              16,189
     CUSTODIAN  FEES                                               72,967
     REGISTRATION  FEES                                               508
     REPORTS  TO  SHAREHOLDERS                                      1,029
     PROFESSIONAL  FEES                                             1,771
     MISCELLANEOUS                                                    558
               TOTAL  EXPENSES                                    294,522
               REIMBURSEMENT  FROM  ADVISOR                        (3,707)
               FEES  PAID  INDIRECTLY                            (18,149)
                    NET  EXPENSES                                 272,666

                    NET  INVESTMENT  INCOME  (LOSS)                10,684

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
NET  REALIZED  GAIN  (LOSS)  ON:
     INVESTMENTS                                                1,704,382
     FOREIGN  CURRENCY  TRANSACTIONS                             (34,450)
                                                                1,669,932
CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION):
     INVESTMENTS  AND  FOREIGN  CURRENCY  TRANSACTIONS          3,757,006
     ASSETS  AND  LIABILITIES DENOMINATED IN FOREIGN CURRENCIES    (1,488)
                                                                3,755,518

               NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)     5,425,450

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS                     $5,436,134


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

INTERNATIONAL  EQUITY  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                              YEAR  ENDED     YEAR  ENDED
                                            DECEMBER  31,   DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                1999            1998
OPERATIONS
     NET  INVESTMENT  INCOME                      $10,684         $78,743
     NET  REALIZED  GAIN  (LOSS)                1,669,932       1,168,855
     CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                                3,755,518       1,335,513

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS           5,436,134       2,583,111

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  INVESTMENT  INCOME                     (11,209)         (53,185)
     NET  REALIZED  GAIN  ON  INVESTMENTS     (1,552,510)      (1,265,356)
          TOTAL  DISTRIBUTIONS                (1,563,719)      (1,318,541)

CAPITAL  SHARE  TRANSACTIONS
     SHARES  SOLD                               2,860,507         3,075,675
     REINVESTMENT  OF  DISTRIBUTIONS            1,563,721         1,318,544
     SHARES  REDEEMED                         (3,392,566)       (2,999,999)
          TOTAL  CAPITAL  SHARE  TRANSACTIO     1,031,662         1,394,220

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS    4,904,077         2,658,790

NET  ASSETS
BEGINNING  OF  YEAR                             17,108,875        14,450,085
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  OF  $0  AND  $11,207,  RESPECTIVELY) $22,012,952    $17,108,875

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                       127,897           142,752
REINVESTMENT  OF  DISTRIBUTIONS                     61,202            63,667
SHARES  REDEEMED                                 (153,114)         (141,023)
     TOTAL  CAPITAL  SHARE  ACTIVITY                35,985            65,396


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  --  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO (THE "PORTFOLIO"),A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"),IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY.THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. FOREIGN SECURITY PRICES, FURNISHED BY QUOTATION SERVICES IN THE SECURITY'S LOCAL CURRENCY,ARE TRANSLATED USING THE CURRENT US DOLLAR EXCHANGE RATE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST
 RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE OR, IN THE CASE OF DIVIDENDS ON CERTAIN FOREIGN SECURITIES, AS SOON AS THE PORTFOLIO IS INFORMED OF THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
FOREIGN CURRENCY TRANSACTIONS: THE PORTFOLIO'S ACCOUNTING RECORDS ARE MAINTAINED IN
US DOLLARS. FOR VALUATION OF ASSETS AND LIABILITIES ON EACH DATE OF NET ASSET VALUE DETERMINATION, FOREIGN DENOMINATIONS ARE TRANSLATED INTO US DOLLARS USING THE CURRENT EXCHANGE RATE. SECURITY TRANSACTIONS, INCOME AND EXPENSES ARE TRANSLATED AT THE PREVAILING RATE OF EXCHANGE ON THE DATE OF THE EVENT. THE EFFECT OF CHANGES IN FOREIGN EXCHANGE RATES ON SECURITIES AND FOREIGN CURRENCIES IS INCLUDED WITH THE NET REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS AND FOREIGN CURRENCIES.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.
NOTE  B  --  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVED A MONTHLY FEE BASED ON AN ANNUAL RATE OF 1% THROUGH FEBRUARY 28, 1999, AND EFFECTIVE MARCH 1, 1999,
RECEIVES A FEE OF .75%, BASED ON THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF THE GREATER OF $40,000 OR .10% THROUGH FEBRUARY 28, 1999, AND .35% EFFECTIVE MARCH 1, 1999, BASED ON THE PORTFOLIO'S ANNUAL AVERAGE DAILY NET ASSETS. THE ADVISOR VOLUNTARILY REIMBURSED THE PORTFOLIO $3,707 FOR ADMINISTRATIVE SERVICE FEES.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI
RECEIVED A FEE OF $2,083 FOR THE YEAR ENDED DECEMBER 31, 1999. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT. FOR THE PERIOD ENDED JUNE 30, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $750 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $3,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. EFFECTIVE JULY 1, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE
ALLOCATED  TO  EACH  OF  THE  PORTFOLIOS  SERVED.
NOTE  C  --  INVESTMENT  ACTIVITY
DURING THE YEAR, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE $10,245,266 AND $10,379,513, RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999, WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED APPRECIATION AGGREGATED
$6,392,758, OF WHICH $7,036,462 RELATED TO APPRECIATED INVESTMENTS AND $643,668 RELATED TO DEPRECIATED INVESTMENTS.

NOTE  D  --  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.



TAX  INFORMATION  (UNAUDITED)
THE PORTFOLIO DESIGNATES $415,000 AS CAPITAL GAIN DIVIDENDS PAID DURING THE TAXABLE YEAR ENDED DECEMBER 31, 1999.

INTERNATIONAL  EQUITY  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                      YEARS  ENDED
                               DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
                                       1999              1998            1997
NET  ASSET  VALUE,  BEGINNING     $20.81                $19.10            $18.74
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME         .01                   .10               .19
     NET REALIZED  AND  UNREALIZED  GAIN (LOSS)
                                    6.80                  3.35              2.28
          TOTAL  FROM  INVESTMENT  OPERATIONS
                                    6.81                  3.45              2.47
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME        (.01)                (.07)             (.20)
     NET  REALIZED  GAINS          (1.95)               (1.67)            (1.91)
          TOTAL  DISTRIBUTIONS     (1.96)               (1.74)            (2.11)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET VALUE
                                    4.85                 1.71                .36
NET  ASSET  VALUE,  ENDING        $25.66               $20.81             $19.10

TOTAL  RETURN                     32.78%                18.09%            13.23%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME         .06%                 .49%              .85%
     TOTAL  EXPENSES                1.62%                 1.80%            1.73%
     EXPENSES  BEFORE  OFFSETS      1.60%                 1.65%            1.56%
     NET  EXPENSES                  1.50%                  1.56%           1.17%
PORTFOLIO  TURNOVER                   59%                   92%              35%
NET  ASSETS,  ENDING  (IN  THOUSANDS)
                                  $22,013              $17,109           $14,450



                                                            YEARS  ENDED
                                                  DECEMBER  31,    DECEMBER  31,
                                                          1996              1995
NET  ASSET  VALUE,  BEGINNING                           $17.15            $15.89
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                               .17               .27
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)         2.40              1.69
          TOTAL  FROM  INVESTMENT  OPERATIONS             2.57              1.96
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                              (.14)            (.25)
     NET  REALIZED  GAINS                                 (.84)            (.45)
          TOTAL  DISTRIBUTIONS                            (.98)            (.70)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE         1.59             1.26
NET  ASSET  VALUE,  ENDING                               $18.74           $17.15

TOTAL  RETURN                                             14.99%          12.35%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                               1.02%           1.48%
     TOTAL  EXPENSES                                       1.82%           1.90%
     EXPENSES  BEFORE  OFFSETS                             1.59%           1.51%
     NET  EXPENSES                                         1.18%           1.12%
PORTFOLIO  TURNOVER                                          85%             90%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                    $14,027          $9,831

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  BALANCED  PORTFOLIO

DEAR  INVESTOR:

1999'S STRONG STOCK MARKET PERFORMANCE WAS DRIVEN BY A FEW DOMINANT THEMES RESULTING IN VERY NARROW MARKET PARTICIPATION. THE LARGE MAJORITY OF STOCKS WITHIN THE S&P 500 PERFORMED VERY MODESTLY. THE S&P RETURNED 21% FOR THE YEAR WITH PERFORMANCE CONCENTRATED IN FOUR ECONOMIC SECTORS; TECHNOLOGY (+75%), CAPITAL GOODS (+28%), BASIC MATERIALS (+26%) AND CONSUMER CYCLICALS (+22%). FOUR OF THE ELEVEN SECTORS WERE ACTUALLY NEGATIVE. TRANSPORTS AND UTILITIES WERE DOWN NEARLY 10% AND HEALTH CARE FELL 9%. FINALLY, CONSUMER STAPLES DECLINED ABOUT 7%.

THE THEMES THAT DROVE THE MARKET'S ADVANCE WERE THE CONTINUED ROLLOUT AND DOMINANCE OF THE INTERNET, GLOBAL ECONOMIC RECOVERY, AND A WEALTHIER CONSUMER. THEMES THAT WORKED AGAINST THE MARKET WERE RISING INTEREST RATES AND RISING COMMODITY PRICES.

THE LATTER TWO THEMES HAVE TYPICALLY SIGNALED A SLOWDOWN IN THE ECONOMY AND THE POTENTIAL FOR A CORRECTION IN THE STOCK MARKET. AS EVIDENCED BY THE NEGATIVE PERFORMANCE IN A THIRD OF THE MARKET'S SECTORS, A PARTIAL CORRECTION HAS BEEN UNDERWAY. YET, WE ARE STILL PUZZLED BY HOW THE MARKET HAS CONTINUED TO RISE IN DEFIANCE OF RISING INTEREST RATES.

FUND  PERFORMANCE
WE'RE PLEASED TO REPORT THE CALVERT VARIABLE SERIES BALANCED PORTFOLIO OUTPERFORMED ITS PEER GROUP AVERAGE. FOR THE 12 MONTHS, THE PORTFOLIO POSTED A GAIN OF 12.12%, AHEAD OF THE 5.64% RETURN FOR THE AVERAGE VARIABLE ANNUITY BALANCED FUND TRACKED BY LIPPER.

CVS  CALVERT  SOCIAL  BALANCED  PORTFOLIO

COMPARISON  OF  CHANGE  IN
VALUE  OF  A  HYPOTHETICAL  $10,000  INVESTMENT.






[INSERT  LINE  GRAPH  HERE]







AVERAGE  ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
ONE  YEAR                       12.12%
FIVE  YEAR                      18.02%
TEN  YEAR                       12.05%
SINCE  INCEPTION  (9.02.86)     11.65%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT. PAST PERFORMANCE DOES NOT INDICATE FUTURE RESULTS.

NEW  SUBADVISORS  ASSUMED  MANAGEMENT  OF THE PORTFOLIO EFFECTIVE FEBRUARY 1995.

STRATEGY
THE PORTFOLIO'S ASSET ALLOCATION WAS MAINTAINED AT 60% STOCKS AND 40% BONDS THROUGHOUT THE YEAR, A RATIO TO WHICH WE INTEND TO ADHERE FOR THE LONG TERM. ON THE STOCK SIDE, OUR PORTFOLIO IS A LARGE CAP GROWTH ORIENTED PORTFOLIO WHICH IS POSITIONED TO TAKE ADVANTAGE OF MANY OF THE IMPORTANT CHANGES TAKING PLACE IN OUR WORLD TODAY. MOST OBVIOUSLY THIS INCLUDES THE NEW TECHNOLOGIES IN COMPUTERS, COMMUNICATIONS, AND THE INTERNET. WE ARE ALSO POSITIONED TO TAKE ADVANTAGE OF THE CHANGING DEMOGRAPHICS WHICH CONTINUE TO CREATE EXCELLENT OPPORTUNITIES IN HEALTHCARE, FINANCIALS AND RETAIL SECTORS. ON THE BOND SIDE, WE CONTINUE TO PURSUE OUR PRACTICE OF TARGETING OUR EXPOSURE TO THE MARKET BASED ON OUR VIEW OF CRITICAL ECONOMIC, FISCAL AND MONETARY FACTORS. WE ADD VALUE BY TAKING ADVANTAGE OF THE MANY OPPORTUNITIES THAT EXIST IN THE BOND MARKET FOR THE QUICK AND ATTENTIVE TRADER.

FIXED INCOME INVESTMENTS - MANAGED BY CALVERT ASSET MANAGEMENT COMPANY, INC. THIS PAST YEAR WILL BE REMEMBERED AS ONE OF THE WORST YEARS FOR TREASURY BOND PRICES AS YIELDS INCREASED 125 TO 225 BASIS POINTS FROM 1998 LOWS ACROSS VARIOUS TREASURY MATURITIES. FACED WITH A BOOMING ECONOMY, THE FEDERAL RESERVE INCREASED RATES 3 TIMES TO PREEMPT A RISE IN INFLATION. FORTUNATELY, CREDIT SPREADS FOR NON-TREASURY BONDS (CORPORATES, MORTGAGES, MUNICIPALS, ETC.) TIGHTENED AND THUS PARTIALLY OFFSET THE OVERALL BEAR MARKET DROP IN PRICES.

THE FIRST 3 QUARTERS OF THE YEAR WERE CHARACTERIZED BY MASSIVE ISSUANCE OF ALL KINDS OF BONDS EXCEPT TREASURIES. MOST BORROWING NEEDS FOR THE YEAR WERE SATISFIED BY OCTOBER AS BORROWERS PREFERRED TO AVOID THE 4TH QUARTER BECAUSE OF Y2K FEARS. THE PORTFOLIO WAS AN ACTIVE AND PROFITABLE PARTICIPANT IN THE NEW ISSUE BOND MARKET.

THE FIXED-INCOME PORTION OF THE PORTFOLIO HAD STRONG PERFORMANCE FOR 1999. THIS WAS ACCOMPLISHED BY AVOIDING THE JUNK BOND MARKET WHICH DETERIORATED AND BY AVOIDING CALLABLE BONDS WHICH EXTENDED UNFAVORABLY IN A VOLATILE AND DOWNWARD MOVING BOND MARKET.


EQUITY  INVESTMENTS  -  MANAGED  BY  NCM  CAPITAL  MANAGEMENT  INC.
LOOKING BACK ON 1999, IT IS ONCE AGAIN AMAZING HOW NARROW THE EQUITY MARKET ACTUALLY WAS. ACCORDING TO DATA PROVIDED BY SALOMON SMITH BARNEY RESEARCH, THE TOP TEN PERFORMERS WITHIN THE S&P 500 ACCOUNTED FOR ROUGHLY 65% OF THE INDEX'S ADVANCE LAST YEAR. THE TOP 25 COMPANIES ATTRIBUTED 100% OF THE S&P'S GAIN. MICROSOFT ALONE, WHICH STOOD AT OVER $600 BILLION IN MARKET CAPITALIZATION AND NEARLY 5% OF THE INDEX AT YEAR-END, CONTRIBUTED ALMOST 13% OF THE INDEX'S RETURN.
THE PORTFOLIO'S PERFORMANCE WAS CONSISTENT WITH THAT WHICH WE HAVE SEEN ALL YEAR. OVERALL, SECTOR SELECTION DROVE PERFORMANCE, NOT STOCK SELECTION. FEW OF THE ELEVEN ECONOMIC SECTORS OUTPERFORMED THE INDEX AND PICKING THE RIGHT SECTORS WAS CRUCIAL IN OBTAINING GOOD RELATIVE PERFORMANCE.
LOOKING OUT TO 2000, WE WOULD EXPECT SOME LEADERSHIP CHANGES, BUT ANY SIGNIFICANT ROTATION COULD BE SHORT LIVED. THE YEAR 2000 COULD BE SIMILAR TO 1999 IN THAT WE MAY HAVE

POCKETS OF STRONG PERFORMANCE IN SOME OF THE TRADITIONAL VALUE-ORIENTED SECTORS. THESE GROUPS INCLUDE CAPITAL GOODS, BASIC MATERIALS AND ENERGY. HOWEVER, OTHER GROWTH-ORIENTED GROUPS LIKE CONSUMER STAPLES AND HEALTHCARE ARE POISED TO SHOW GOOD PERFORMANCE. WHILE HEALTHCARE SHOWED POOR PERFORMANCE LAST YEAR DUE TO A VARIETY OF FACTORS, THESE STOCKS SHOULD PERFORM WELL BEGINNING AFTER THE SECOND QUARTER.
LOGIC AND REASON DO NOT ALWAYS APPLY TO THE STOCK MARKET. OVER THE SHORT-TERM, TWO PREDOMINANT MARKET-MOVING VARIABLES CONTINUE TO REIGN, FEAR AND GREED. MANY INVESTORS HAVE PILED INTO TECHNOLOGY FOR FEAR OF MISSING OUT. GREED KEEPS THEM THERE. WE HAVE PARTICIPATED IN THE TECHNOLOGY BOOM TO SOME EXTENT AS WELL FOR FEAR OF ENDING THE YEAR AT HALF THE S&P'S RETURN. WITH THE MARKET AS NARROW AS IT IS HAD WE NOT FULLY PARTICIPATED IN THE INDUSTRIES THAT HAVE LED THE MARKET'S ADVANCE, PERFORMANCE WOULD HAVE BEEN DISMAL. WILL VALUATION EVER MATTER AGAIN? WE THINK SO BUT IT MAY NOT BE FOR SEVERAL QUARTERS OR EVEN YEARS. MEANWHILE, IT IS APPARENT THE MARKET IS WILLING TO PAY ALMOST ANY PRICE FOR GROWTH. MANY NEGLECTED SECTORS HAVE SOLID FUNDAMENTALS THAT HAVE GONE OVERLOOKED DURING THIS PERIOD OF HYPER-GROWTH FROM TECHNOLOGY AND THE POTENTIAL FOR REBOUND IN THE ECONOMICALLY SENSITIVE AREAS. AS THE GROWTH OF THE CURRENT FAVORITES MODERATES OR EVEN DISAPPOINTS, THE LAGGARDS OF TODAY COULD BECOME TOMORROW'S MAJOR BENEFICIARIES TOMORROW.
IN THE EVENT THAT WE DO HAVE A CORRECTION, NCM'S EMPHASIS ON QUALITY COMPANIES SHOULD SERVE OUR CLIENTS WELL. HISTORICALLY, ESTABLISHED COMPANIES WITH SOLID FUNDAMENTALS HAVE BOTTOMED FIRST AND REACHED NEW HIGHS OVER MARKET CYCLES WHILE MORE FADDISH FIRMS HAVE TENDED TO LAG OR CEASE TO EXIST. JUST AS WE HAVE TYPICALLY FORSAKEN SUCH RISK WHILE MANAGING TO OFFER COMPETITIVE RETURNS, WE INTEND TO FOLLOW THE SAME SUCCESSFUL STRATEGY IN THE YEAR 2000.

OUTLOOK
LOOKING FORWARD WE EXPECT STOCK AND BOND MARKETS TO REMAIN CHOPPY, AS INVESTORS ASSESS THE STRENGTH OF ECONOMIES BOTH HERE AND ABROAD, WATCH FOR FURTHER SIGNS OF FED INTERVENTION, AND LOOK WITH A KEEN EYE TO THE RELATIVE STRENGTHS OF COMPANY EARNINGS. THIS PORTFOLIO'S BALANCED APPROACH IS A GOOD WAY TO PARTICIPATE IN MARKET OPPORTUNITIES AND POSES CONSIDERABLY LESS RISK THAN AN ALL-STOCK PORTFOLIO.

SINCERELY,




JOHN  NICHOLS
VICE  PRESIDENT  OF  EQUITIES
CALVERT  ASSET  MANAGEMENT  COMPANY
JANUARY  24,  2000

CALVERT SOCIAL BALANCED PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO THE BOARD OF DIRECTORS OF CALVERT VARIABLE SERIES, INC. AND SHAREHOLDERS OF CALVERT SOCIAL BALANCED PORTFOLIO:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES, INCLUDING THE SCHEDULE INVESTMENTS, AND THE RELATED STATEMENT OF OPERATIONS, STATEMENT OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT SOCIAL BALANCED PORTFOLIO, (ONE OF THE PORTFOLIOS COMPRISING CALVERT VARIABLE SERIES, INC., HEREINAFTER REFERRED TO AS THE "FUND"), AT DECEMBER 31, 1999, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS INDICATED THEREIN, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL
STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  4,  2000

BALANCED  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

EQUITY  SECURITIES  -  61.0%                            SHARES           VALUE
BANKS  -  3.8%
CHASE  MANHATTAN  CORP.                                 41,900      $3,255,106
FIFTH  THIRD  BANCORP,  INC.                            54,200       3,976,925
FIRSTAR  CORP.                                          77,400       1,635,075
STATE  STREET  CORP.                                    19,900       1,453,944
WELLS  FARGO  CO.                                       69,100       2,794,231
                                                                    13,115,281

BROADCASTING  -  2.1%
CLEAR  CHANNEL  COMMUNICATIONS  *                       47,600       4,248,300
TIME  WARNER,  INC.                                     44,100       3,194,494
                                                                     7,442,794

BUSINESS  EQUIP  &  SERVICES  -  2.7%
FIRST  DATA  CORP.                                      49,800       2,455,763
OMNICOM  GROUP,  INC.                                   51,400       5,140,000
PITNEY  BOWES,  INC.                                    40,600       1,961,487
                                                                     9,557,250

CHEMICALS-SPECIALTY  -  2.0%
AVERY  DENNISON  CORP.                                  64,300       4,685,863
PRAXAIR,  INC.                                          47,300       2,379,781
                                                                     7,065,644

COMMUNICATIONS  EQUIPMENT  -  9.1%
ADC  TELECOMMUNICATIONS,  INC.  *                       24,400       1,770,525
BMC  SOFTWARE,  INC.  *                                 56,100       4,484,494
CISCO  SYSTEMS,  INC.  *                                88,300       9,459,136
LUCENT  TECHNOLOGIES,  INC.                             40,400       3,022,425
NOKIA  OYJ  (ADR)                                       22,200       4,218,000
NORTEL  NETWORKS  CORP.                                 45,100       4,555,100
TELLABS,  INC.  *                                       67,700       4,345,493
                                                                    31,855,173

COMPUTERS-MAIN  &  MINI  -  1.1%
INTERNATIONAL  BUSINESS  MACHINES  CORP.                34,400       3,715,200

COMPUTERS-MICRO  -  3.0%
SUN  MICROSYSTEMS,  INC.  *                            136,100      10,539,244

COMPUTERS-PERIPHERALS  -  8.1%
AMERICAN  POWER  CONVERSION  CORP.*                     65,200       1,719,650
COMPUWARE  CORP.  *                                     45,700       1,702,325
EMC  CORP.-MASS  *                                      87,800       9,592,149
MICROSOFT  CORP.  *                                     88,980      10,388,414
ORACLE  CORP.  *                                        45,200       5,065,225
                                                                    28,467,763

EQUITY  SECURITIES  -  CONT'D                           SHARES           VALUE
COSMETICS  &  TOILETRIES  -  0.8%
ESTEE  LAUDER  COS.,  INC.                              55,000      $2,774,063

ELECTRONIC  COMPONENTS  -  1.9%
INTEL  CORP.                                            26,900       2,214,206
LINEAR  TECHNOLOGY  CORP.                               19,300       1,381,156
SOLECTRON  CORP.  *                                     32,800       3,120,100
                                                                     6,715,462

ELECTRONIC  INSTRUMENTS  -  0.5%
JDS  UNIPHASE  CORP.  *                                 11,400       1,838,963

FINANCE  COMPANIES  -  0.3%
FUSION  CAPITAL  ^                                   8,069,222       1,048,802

FOOD  &  RELATED  -  0.4%
QUAKER  OATS  CO.                                       19,600       1,286,250


HEALTH  CARE-DRUGS  -  4.5%
AMGEN,  INC.  *                                         43,700       2,624,731
CARDINAL  HEALTH,  INC.                                 42,350       2,027,506
MERCK  &  CO.,  INC.                                    41,700       2,796,506
PFIZER,  INC.                                           72,000       2,335,500
SCHERING-PLOUGH  CORP.                                 110,900       4,678,594
WATSON  PHARMACEUTICAL,  INC.  *                        32,300       1,156,744
                                                                    15,619,581

HEALTH  CARE-GENERAL  -  1.0%
JOHNSON  &  JOHNSON                                     36,300       3,380,438

HOSPITAL  SUPPLY  &  MGMT  -  0.7%
GUIDANT  CORP.  *                                       49,300       2,317,100

HOUSEHOLD-GENERAL  PRODS  -  1.4%
COLGATE-PALMOLIVE  CO.                                  31,300       2,034,500
DIAL  CORP.                                            113,200       2,752,175
                                                                     4,786,675

INSURANCE-LIFE  -  1.6%
AFLAC,  INC.                                            29,700       1,401,469
AXA  FINANCIAL,  INC.                                   87,100       2,950,513
PROVIDIAN  FINANCIAL  CORP.                             14,300       1,302,193
                                                                     5,654,175

INSURANCE-PROP  &  CASUAL.  -  1.6%
AMERICAN  INTERNATIONAL  GROUP,  INC.                   53,271       5,759,927

PETROLEUM-DOMESTIC  -  0.5%
ANADARKO  PETROLEUM  CORP.                               50,300      1,716,488

EQUITY  SECURITIES  -  CONT'D                            SHARES          VALUE
RETAIL-FOOD  STORES  -  1.6%
CVS  CORP.                                               57,400     $2,292,412
KROGER  CO.  *                                           95,600      1,804,450
SAFEWAY,  INC.  *                                        42,300      1,504,294
                                                                     5,601,156

RETAIL-GEN  MERCHANDISE  -  1.1%
DAYTON-HUDSON  CORP.                                     33,300      2,445,469
DOLLAR  GENERAL  CORP.                                   58,100      1,321,775
                                                                     3,767,244

RETAIL-SPECIALTY  STORES  -  2.6%
GAP,  INC.                                               55,300      2,543,800
HOME  DEPOT,  INC.                                       71,010      4,868,623
LOWE'S  COS.                                             29,100      1,738,725
                                                                     9,151,148

SECURITY  &  COMM.  BROKERS  -  2.5%
FEDERAL  NATIONAL  MORTGAGE  ASSN.                       41,400      2,584,913
MARSH  &  MCLENNAN  COS.                                 48,000      4,593,000
SCHWAB  (CHARLES)  CORP.                                 36,900      1,416,037
                                                                     8,593,950

TIMESHARING  &  SOFTWARE  -  0.8%
AMERICA  ONLINE,  INC.  *                                37,400      2,821,362

UTILITIES-TELEPHONE  -  5.3%
ALLTEL  CORP.                                            35,400      2,927,137
BELLSOUTH  CORP.                                         54,900      2,570,006
GLOBAL  TELESYSTEMS  GROUP,  INC.  *                     49,100      1,700,088
MCI  WORLDCOM,  INC.  *                                  77,757      4,125,981
SBC  COMMUNICATIONS,  INC.                              105,940      5,164,575
VODAFONE  AIRTOUCH  PLC  (ADR)                           39,000      1,930,500
                                                                    18,418,287

          TOTAL EQUITY SECURITIES (COST $155,962,217)              213,009,420

PREFERRED  TRUST  HOLDINGS  -  0.7%
FIRST  REPUBLIC,  INC.,  10.50%,  6/1/09                  1,500      1,365,000
HIGHWOODS  PROPERTIES,  INC.,  8.625%,  2/12/27           1,500      1,004,160

          TOTAL  PREFERRED  TRUST  HOLDINGS  (COST  $3,059,280)
                                                                     2,369,160

                                                   PRINCIPAL
CORPORATE  OBLIGATIONS  -  33.0%                      AMOUNT
AGL  CAPITAL  TRUST,  8.17%,  6/1/37               $1,000,000        873,750
AMR  CORP.,  9.82%,  3/7/01                            25,000         25,614
ATLANTIC MUTUAL INSURANCE CO., 8.15%, 2/15/28       4,000,000      2,923,600
BCI  US  FUNDING  TRUST  1,  8.01%,  12/29/49       1,500,000      1,359,930
BAKER  HUGHES  INC.,  6.25%,  1/15/09               4,000,000      3,626,400
BANK  UNITED  CORP.,  8.00%,  3/15/09               2,000,000      1,796,400
BLYTH  INDUSTRIES,  INC.,  7.90%,  10/1/09          1,500,000      1,431,900
CENTRAL  LA  ELECTRIC  CO.,  6.52%,  5/15/09        1,500,000      1,351,470

PRINCIPAL
CORPORATE  OBLIGATIONS  -  CONT'D                      AMOUNT          VALUE
COLUMBIA  UNIVERSITY,  6.83%,  12/15/20           $3,000,000      $2,777,715
COMPUTER  ASSOCIATES  INTERNATIONAL,  INC.,  6.375%,  4/15/05
                                                   4,750,000       4,423,105
CONSECO,  INC.,  6.80%,  6/15/05                   3,000,000       2,798,880
CONSECO  FINANCING  TRUST II, 8.70%, 11/15/26      2,000,000       1,793,652
CONSECO,  INC.,  9.00%,  10/15/06                  4,500,000       4,620,285
COX  ENTERPRISES,  INC.,  6.50%,  11/15/02         1,000,000         980,930
COX  ENTERPRISES,  INC.,  7.75%,  8/15/06          3,000,000       3,014,970
CREDIT  SUISSE  FIRST  BOSTON,  7.90%,  5/1/07     1,000,000         951,458
DIME  CAPITAL  TRUST  I,  9.33%,  5/6/27           2,000,000       1,875,840
ERAC  USA  FINANCIAL  CO.,  7.95%,  12/15/09       4,000,000       3,960,600
FIRST  DATA  CORP.,  6.75%,  7/15/05               1,000,000         964,080
FIRST  DATA  CORP.,  6.375%,  12/15/07             1,000,000         931,010
FLORIDA WINDSTORM UNDERWRITING, 7.125%, 2/25/19    3,655,000       3,506,242
FUSION  CAPITAL,  10.00%,  1/16/02                  364,919         305,575
GOLDEN  STATE  HOLDINGS  CORP., 7.00%, 8/1/03      3,000,000       2,766,330
GOLDMAN  SACHS  GROUP,  6.34%,  3/1/06             2,000,000       1,880,696
GREENPOINT MANUFACTURED HOUSING, 7.59%, 11/15/28   2,500,000       2,441,625
HVB  FUNDING  TRUST  III,  9.00%,  10/22/31          500,000         502,815
IMPERIAL  BANK,  8.50%,  4/1/09                    3,500,000       3,257,044
INTERPOOL  CAPITAL  TRUST,  9.875%,  2/15/27       3,250,000       2,475,785
LG  G  CAP  CORP.,  5.75%,  11/1/01                2,500,000       2,427,225
MCN  INVESTMENT  CORP.,  6.35%,  4/2/12            1,000,000         965,150
MERITA  BANK  LTD.,  7.15%,  12/29/49              3,000,000       2,923,041
NATIONAL  RURAL  UTILITIES  COOPERATIVE  FINANCE  CORP.,
     5.38%,  12/15/03                              1,000,000         939,490
NORDBANKEN,  8.95%,  11/29/49                      3,750,000       3,689,636
RAIL  CONNECTIONS,  INC.,  8.00%,  7/1/15            750,000         705,915
RIGGS  CAPITAL  TRUST,  8.625%,  12/31/26          1,000,000         885,390
RUSSELL  FRANK  CO,  5.625%,  1/15/09              1,200,000       1,051,128
SKANDINAVISKA ENSKILDA BANKEN, 7.50%, 3/29/49      2,000,000       1,776,040
SKANDINAVISKA ENSKILDA BANKEN, 8.125%, 9/6/49      2,000,000       1,895,112
SKANDINAVISKA ENSKILDA BANKEN, 6.50%, 12/29/49    11,000,000      10,266,278
SOCIETE  GENERALE,  7.85%,  4/29/49                2,500,000       2,412,175
SOVEREIGN  BANCORP,  INC.,  6.75%,  9/1/00         2,750,000       2,697,228
SOVEREIGN  BANCORP,  INC.,  10.50%,  11/15/06      1,500,000       1,525,680
SUNAMERICA  INC.,  7.34%,  8/30/05                 1,000,000         990,210
SUPERVALUE,  INC.,  7.875%,  8/1/09                3,625,000       3,539,559
TELEGLOBE,  7.20%,  7/20/09                        4,375,000       4,089,838
TELEGLOBE,  7.7%,  7/20/29                           375,000         343,065
TYCO  INTERNATIONAL  GROUP,  6.375%,  6/15/05      2,500,000       2,334,150
TYCO  INTERNATIONAL  GROUP,  6.125%,  1/15/09      2,000,000       1,765,100
US  WEST COMMUNICATIONS, INC., 7.20%, 11/1/04      3,000,000       2,981,850
XEROX  CORP.,  8.00%,  2/1/27                      6,250,000       5,622,313

     TOTAL CORPORATE OBLIGATIONS (COST $124,697,345 )            115,443,274

U.S.  GOVERNMENT  AGENCIES  AND  INSTRUMENTALITIES  -  0.3%
FEDERAL HOME LOAN MORTGAGE CORP., 7.12%, 6/25/28   1,000,000         998,010

     TOTAL  U.S.  GOVERNMENT  AGENCIES  AND  INSTRUMENTALITIES
          (COST  $1,037,138)                                         998,010

PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  1.2%                       AMOUNT           VALUE
CHICKASAW NATION CERTIFICATES OF PARTICIPATION, 10.00%, 8/1/03#
                                                     $19,060         $18,107
MARYLAND  STATE  ECONOMIC  DEVELOPMENT  CORP.,  8.00%,  10/1/05
                                                     805,000         792,370
MARYLAND  STATE  ECONOMIC  DEVELOPMENT  CORP., 8.625%, 10/1/19
                                                     750,000         823,830
SAN  MATEO,  CA  REDEVELOPMENT  AGENCY,  7.125%,  8/1/08
                                                   2,785,000       2,665,217

          TOTAL MUNICIPAL OBLIGATIONS (COST $4,359,060)            4,299,524


U.S.  TREASURY  -  1.6%
U.S.  TREASURY  NOTES,  6.875%,  5/15/06           1,000,000         826,910
U.S.  TREASURY  NOTES,  5.50%,  5/15/09            4,900,000       4,745,356

          TOTAL  U.S.  TREASURY  (COST  $5,617,216)                5,572,266

REPURCHASE  AGREEMENTS  -  1.5%
STATE  STREET  BANK:  3.00%,  DATED  12/31/99,  DUE  1/3/00
 (COLLATERAL:  $5,256,363,  FHLB,  3.00%,  4/7/00) 5,100,000       5,100,000

          TOTAL REPURCHASE AGREEMENTS (COST $5,100,000)            5,100,000


               TOTAL  INVESTMENTS  (COST  $294,066,139)  -  99.3%
                                                                 346,791,654
               OTHER ASSETS AND LIABILITIES, NET - 0.7%            2,521,788
               NET  ASSETS  -  100%                             $349,313,442










*     NON-INCOME  PRODUCING.
#     THIS  SECURITY  WAS  VALUED  BY  THE BOARD OF DIRECTORS. SEE  NOTE A.
^     SEE  NOTE  B.

ABBREVIATIONS:
ADR:  AMERICAN  DEPOSITORY  RECEIPTS


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

BALANCED  PORTFOLIO
STATEMENT  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  1999

ASSETS
INVESTMENTS  IN  SECURITIES,  AT  VALUE  -  SEE  ACCOMPANYING  PORTFOLIO
                                                              $346,791,654
CASH                                                               254,887
RECEIVABLE  FOR  SHARES  SOLD                                       89,086
INTEREST  AND  DIVIDENDS  RECEIVABLE                             2,628,318
OTHER  ASSETS                                                        7,057
     TOTAL  ASSETS                                             349,771,002

LIABILITIES
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.             192,910
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY              79,514
PAYABLE  TO  CALVERT  SHAREHOLDER  SERVICES,  INC.                    3,860
PAYABLE  FOR  SHARES  REDEEMED                                       89,086
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                           92,190
     TOTAL  LIABILITIES                                             457,560
          NET  ASSETS                                          $349,313,442

NET  ASSETS  CONSIST  OF:
PAR  VALUE  AND  PAID-IN  CAPITAL  APPLICABLE  TO  161,085,742  SHARES OF
COMMON STOCK  OUTSTANDING;  $0.01  PAR  VALUE  1,000,000,000  SHARES
AUTHORIZED                                                    $291,655,029
UNDISTRIBUTED  NET  INVESTMENT  INCOME  (LOSS)                     751,281
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS  AND  FOREIGN
CURRENCY TRANSACTIONS                                            4,181,776
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS AND FOREIGN CURRENCIES AND ASSETS AND LIABILITIES DENOMINATED IN
FOREIGN CURRENCIES                                              52,725,356

          NET  ASSETS                                         $349,313,442

          NET  ASSET  VALUE  PER  SHARE                             $2.168


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

BALANCED  PORTFOLIO
STATEMENT  OF  OPERATIONS
YEAR  ENDED  DECEMBER  31,  1999

NET  INVESTMENT  INCOME
INVESTMENT  INCOME
     INTEREST  INCOME                                          $9,058,954
     DIVIDEND  INCOME (NET OF FOREIGN TAXES WITHHELD OF $458)   1,303,897
          TOTAL  INVESTMENT  INCOME                            10,362,851

EXPENSES
     INVESTMENT  ADVISORY  FEE                                  1,515,657
     TRANSFER  AGENCY  FEES  AND  EXPENSES                        298,405
     DIRECTORS'  FEES  AND  EXPENSES                               68,695
     ADMINISTRATIVE  FEES                                         749,534
     ACCOUNTING  FEES                                              48,256
     CUSTODIAN  FEES                                               79,907
     REGISTRATION  FEES                                               616
     REPORTS  TO  SHAREHOLDERS                                     58,494
     PROFESSIONAL  FEES                                            33,069
     MISCELLANEOUS                                                 18,227
          TOTAL  EXPENSES                                       2,870,860
          FEES  PAID  INDIRECTLY                                 (91,862)
               NET  EXPENSES                                    2,778,998

                    NET  INVESTMENT  INCOME                     7,583,853

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
NET  REALIZED  GAIN  (LOSS)  ON:
     INVESTMENTS                                               28,499,105
     FOREIGN  CURRENCY  TRANSACTIONS                              (3,475)
                                                               28,495,630

CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION):
     INVESTMENTS  AND  FOREIGN  CURRENCIES                      1,191,812
     ASSETS  AND  LIABILITIES DENOMINATED IN FOREIGN CURRENCIES    1,971)
                                                                1,189,841

               NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)    29,685,471

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS                    $37,269,324


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

BALANCED  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                             YEAR  ENDED     YEAR  ENDED
                                         DECEMBER  31,     DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS            1999               1998
OPERATIONS
     NET  INVESTMENT  INCOME               $7,583,853         $6,989,471
     NET  REALIZED  GAIN  (LOSS)           28,495,630         15,581,784
     CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                            1,189,841        17,878,260

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS      37,269,324        40,449,515

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  INVESTMENT  INCOME              (7,540,884)       (6,779,908)
     NET REALIZED GAIN ON INVESTMENTS    (25,833,343)      (15,194,510)
          TOTAL  DISTRIBUTIONS           (33,374,227)      (21,974,418)

CAPITAL  SHARE  TRANSACTIONS
     SHARES  SOLD                          50,859,381        54,108,882
     REINVESTMENT  OF  DISTRIBUTIONS      33,374,227         21,974,418
     SHARES  REDEEMED                   (42,769,670)       (18,437,965)
      TOTAL CAPITAL SHARE TRANSACTIONS    41,463,938         57,645,335

TOTAL INCREASE (DECREASE) IN NET ASSETS   45,359,035         76,120,432

NET  ASSETS
BEGINNING  OF  YEAR                      303,954,407        227,833,975
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  OF  $751,281  AND  $714,433,  RESPECTIVELY)
                                        $349,313,442       $303,954,407

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                              22,922,306         25,653,403
REINVESTMENT  OF  DISTRIBUTIONS           15,401,120         10,336,200
SHARES  REDEEMED                        (19,438,553)        (8,755,271)
     TOTAL  CAPITAL  SHARE  ACTIVITY      18,884,873         27,234,332

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  --  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL BALANCED PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A NON-DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. FOREIGN SECURITY PRICES, FURNISHED BY QUOTATION SERVICES IN THE SECURITY'S LOCAL CURRENCY, ARE TRANSLATED USING THE CURRENT U.S. DOLLAR EXCHANGE RATE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. MUNICIPAL SECURITIES ARE VALUED UTILIZING THE AVERAGE OF BID PRICES OR AT BID PRICES BASED ON A MATRIX SYSTEM (WHICH CONSIDERS SUCH FACTORS AS SECURITY PRICES, YIELDS, MATURITIES AND RATINGS) FURNISHED BY DEALERS THROUGH AN INDEPENDENT PRICING SERVICE. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
IN DETERMINING FAIR VALUE, THE BOARD CONSIDERS ALL RELEVANT QUALITATIVE AND QUANTITATIVE INFORMATION AVAILABLE. THESE FACTORS ARE SUBJECT TO CHANGE OVER TIME AND ARE REVIEWED PERIODICALLY. THE VALUES ASSIGNED TO FAIR VALUE INVESTMENTS ARE BASED ON AVAILABLE INFORMATION AND DO NOT NECESSARILY REPRESENT AMOUNTS THAT MIGHT ULTIMATELY BE REALIZED, SINCE SUCH AMOUNTS DEPEND ON FUTURE DEVELOPMENTS INHERENT IN LONG-TERM INVESTMENTS. BECAUSE OF THE INHERENT UNCERTAINTY OF VALUATION, THOSE ESTIMATED VALUES MAY DIFFER SIGNIFICANTLY FROM THE VALUES THAT WOULD HAVE BEEN USED HAD A READY MARKET OF THE INVESTMENTS EXISTED, AND THE DIFFERENCES COULD BE MATERIAL.
AT DECEMBER 31, 1999, $18,107 OR 0.01% OF NET ASSETS WERE VALUED BY THE BOARD OF DIRECTORS.
REPURCHASE AGREEMENTS: THE PORTFOLIO MAY ENTER INTO REPURCHASE AGREEMENTS WITH RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE OR, IN THE CASE OF DIVIDENDS ON CERTAIN FOREIGN SECURITIES, AS SOON AS THE PORTFOLIO IS INFORMED OF THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
FOREIGN CURRENCY TRANSACTIONS: THE PORTFOLIO'S ACCOUNTING RECORDS ARE MAINTAINED IN U.S. DOLLARS. FOR VALUATION OF ASSETS AND LIABILITIES ON EACH DATE OF NET ASSET VALUE DETERMINATION, FOREIGN DENOMINATIONS ARE CONVERTED INTO U. S. DOLLARS USING THE CURRENT EXCHANGE RATE. SECURITY TRANSACTIONS, INCOME AND EXPENSES ARE TRANSLATED AT THE PREVAILING RATE OF EXCHANGE ON THE DATE OF THE EVENT. THE EFFECT OF CHANGES IN FOREIGN EXCHANGE RATES ON SECURITIES IS INCLUDED WITH THE NET REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS. DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.
NOTE  B  --  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVED A MONTHLY FEE BASED ON AN ANNUAL RATE OF .70% THROUGH FEBRUARY 28, 1999, AND EFFECTIVE MARCH 1, 1999, RECEIVES A FEE OF .425%, BASED ON THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. THE PORTFOLIO PAID A MONTHLY PERFORMANCE FEE OF PLUS OR MINUS UP TO .15%, ON AN ANNUAL BASIS, OF AVERAGE DAILY NET ASSETS OF THE PERFORMANCE PERIOD DEPENDING ON THE PORTFOLIO'S PERFORMANCE COMPARED TO THE LIPPER BALANCED FUNDS INDEX. THE PERFORMANCE FEE WAS ELIMINATED ON FEBRUARY 28, 1999.
CALVERT ADMINISTRATIVE SERVICES COMPANY, INC., AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF .275% OF THE AVERAGE DAILY NET ASSETS OF THE PORTFOLIO. THE
ADMINISTRATIVE  SERVICE  FEE  WAS  INITIATED  ON  MARCH  1,  1999.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $42,395 FOR THE YEAR ENDED DECEMBER 31, 1999. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT. FOR THE PERIOD ENDED JUNE 30, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $750 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $3,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. EFFECTIVE JULY 1, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE
ALLOCATED  TO  EACH  OF  THE  PORTFOLIOS  SERVED.

FUSION CAPITAL (FORMERLY UMBONO), WHICH IS AN AFFILIATE BECAUSE THE PORTFOLIO OWNS OVER 11% OF THE VOTING SECURITIES, WAS PURCHASED AT A COST OF $2,228,799 FOR 8,069,222 SHARES.
NOTE  C  --  INVESTMENT  ACTIVITY
DURING THE YEAR, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE $1,935,193,891 AND $1,916,088,985, RESPECTIVELY. U.S.
GOVERNMENT SECURITY PURCHASES WERE $1,171,100,305 AND SALES WERE $1,165,450,434. THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999, WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX PURPOSES AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED APPRECIATION AGGREGATED $52,725,515, OF WHICH $64,269,373 RELATED TO APPRECIATED SECURITIES AND $11,543,858 RELATED TO DEPRECIATED SECURITIES.
AS A CASH MANAGEMENT PRACTICE PRIMARILY, THE PORTFOLIO MAY SELL OR PURCHASE SECURITIES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR. FOR THE YEAR ENDED DECEMBER 31, 1999, THE PORTFOLIO EFFECTED TRANSACTIONS WITH OTHER CALVERT PORTFOLIOS, WHICH RESULTED IN NET REALIZED LOSSES ON SALES OF SECURITIES OF $291,087. THESE PURCHASES AND SALES TRANSACTIONS, EXECUTED AT INDEPENDENTLY DERIVED PRICES PURSUANT TO RULE 17A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940, WERE $20,030,871 AND $15,684,153, RESPECTIVELY.
NOTE  D  --  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.



TAX  INFORMATION  (UNAUDITED)
THE PORTFOLIO DESIGNATES $25,635,000 AS CAPITAL GAIN DIVIDENDS PAID DURING THE TAXABLE YEAR ENDED DECEMBER 31, 1999.
FOR CORPORATE SHAREHOLDERS OF THE PORTFOLIO, A TOTAL OF 17.21% OF THE ORDINARY DIVIDENDS PAID DURING THE TAXABLE YEAR ENDED DECEMBER 31, 1999 QUALIFY FOR THE DIVIDEND RECEIVED DEDUCTION.

BALANCED  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                      PERIODS  ENDED
                              DECEMBER  31,     DECEMBER  31,   DECEMBER  31,
                                      1999              1998             1997
NET  ASSET  VALUE,  BEGINNING       $2.138            $1.982           $1.774
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME          .051              .052             .047
     NET  REALIZED  AND  UNREALIZED  GAIN (LOSS)
                                      .208              .271             .309
 TOTAL  FROM  INVESTMENT  OPERATIONS  .259              .323             .356
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME         (.052)            (0.52)          (.047)
     NET  REALIZED  GAINS            (.177)            (.115)          (.101)
          TOTAL  DISTRIBUTIONS       (.229)            (.167)          (.148)
TOTAL  INCREASE  (DECREASE)  IN  NET ASSET VALUE
                                      .030              .156             .208
NET  ASSET  VALUE,  ENDING          $2.168            $2.138           $1.982

TOTAL  RETURN                        12.12%            16.33%          20.08%
RATIOS  TO  AVERAGE  NET  ASSETS
     NET  INVESTMENT  INCOME          2.35%             2.66%           2.66%
     TOTAL  EXPENSES                   .89%              .87%            .80%
     EXPENSES  BEFORE  OFFSETS         .89%               .87%           .80%
     NET  EXPENSES                     .86%               .85%           .77%
PORTFOLIO  TURNOVER                     619%              539%           905%
NET  ASSETS, ENDING(IN THOUSANDS) $349,313            $303,954       $227,834




                                                           YEARS  ENDED
                                              DECEMBER  31,     DECEMBER  31,
                                                      1996               1995
NET  ASSET  VALUE,  BEGINNING                       $1.703             $1.440
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                          .040               .050
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)     .175               .380
          TOTAL  FROM  INVESTMENT  OPERATIONS         .215               .430
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                        (.042)             (.040)
     NET  REALIZED  GAINS                           (.102)             (.127)
          TOTAL  DISTRIBUTIONS                      (.144)             (.167)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE      .071             .263
NET  ASSET  VALUE,  ENDING                         $1.774              $1.703

TOTAL  RETURN                                      12.62%              29.87%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                        2.71%               3.08%
     TOTAL  EXPENSES                                 .81%                .83%
     EXPENSES  BEFORE  OFFSETS                       .81%                .83%
     NET  EXPENSES                                   .78%                .81%
PORTFOLIO  TURNOVER                                   99%                163%
NET  ASSETS,  ENDING  (IN  THOUSANDS)            $161,473            $110,237